Putnam VT Global Asset Allocation Fund
The fund's portfolio
9/30/19 (Unaudited)

COMMON STOCKS (58.9%)(a)
	Shares	Value
Basic materials (1.8%)
Anglo American PLC (United Kingdom)	4,013	$92,328
Arkema SA (France)	640	59,656
Armstrong World Industries, Inc.	581	56,183
Axalta Coating Systems, Ltd.(NON)	3,274	98,711
BHP Billiton PLC (United Kingdom)	3,168	67,481
Boliden AB (Sweden)	621	14,273
Celanese Corp.	643	78,632
CF Industries Holdings, Inc.	4,445	218,694
Corteva, Inc.	10,983	307,524
Covestro AG (Germany)	2,337	115,644
CRH PLC (Ireland)	1,613	55,538
Eastman Chemical Co.	1,550	114,437
Fortescue Metals Group, Ltd. (Australia)	10,488	62,294
Glencore PLC (United Kingdom)	667	2,007
HeidelbergCement AG (Germany)	1,126	81,393
HOCHTIEF AG (Germany)	362	41,271
LyondellBasell Industries NV Class A	450	40,262
NewMarket Corp.	122	57,595
PPG Industries, Inc.	734	86,986
Reliance Steel & Aluminum Co.	763	76,041
Rio Tinto PLC (United Kingdom)	2,867	148,372
Rio Tinto, Ltd. (Australia)	183	11,446
Sherwin-Williams Co. (The)	58	31,892
Shin-Etsu Chemical Co., Ltd. (Japan)	1,100	117,605
Steel Dynamics, Inc.	3,838	114,372
Taisei Corp. (Japan)	1,600	61,928
Tosoh Corp. (Japan)	2,800	36,979
W.R. Grace & Co.	510	34,048

		2,283,592
Capital goods (3.7%)
ACS Actividades de Construccion y Servicios SA (Spain)	2,037	81,394
Allison Transmission Holdings, Inc.	2,263	106,474
Ball Corp.	1,504	109,506
Berry Plastics Group, Inc.(NON)	2,500	98,175
Caterpillar, Inc.	1,958	247,315
Cummins, Inc.	2,310	375,768
Curtiss-Wright Corp.	269	34,801
Dassault Aviation SA (France)	16	22,636
Dover Corp.	1,386	137,990
Emerson Electric Co.	3,516	235,080
Faurecia SA (France)	1,629	77,271
HD Supply Holdings, Inc.(NON)	3,187	124,851
HEICO Corp.	799	99,779
Hitachi, Ltd. (Japan)	3,600	133,945
Honeywell International, Inc.	3,901	660,049
IDEX Corp.	696	114,060
Ingersoll-Rand PLC	3,112	383,430
Legrand SA (France)	795	56,739
Lockheed Martin Corp.	1,933	753,986
Obayashi Corp. (Japan)	3,200	31,845
Republic Services, Inc.	1,597	138,220
Roper Technologies, Inc.	336	119,818
Sandvik AB (Sweden)	7,357	114,607
Teledyne Technologies, Inc.(NON)	265	85,327
Tervita Corp. (Canada)(NON)	16	91
Waste Management, Inc.	3,301	379,615

		4,722,772
Communication services (3.2%)
Altice USA, Inc. Class A(NON)	6,393	183,351
AT&T, Inc.	2,682	101,487
BT Group PLC (United Kingdom)	14,226	31,236
Comcast Corp. Class A	23,551	1,061,679
Crown Castle International Corp.(R)	2,592	360,314
Deutsche Telekom AG (Germany)	6,418	107,686
Equinix, Inc.(R)	147	84,790
Eutelsat Communications SA (France)	846	15,745
Hikari Tsushin, Inc. (Japan)	300	64,869
Juniper Networks, Inc.	4,463	110,459
KDDI Corp. (Japan)	5,400	141,087
Nippon Telegraph & Telephone Corp. (Japan)	1,700	81,065
Telephone & Data Systems, Inc.	1,836	47,369
Telstra Corp., Ltd. (Australia)	42,252	100,098
Verizon Communications, Inc.	24,079	1,453,408

		3,944,643
Communications equipment (1.2%)
Avaya Holdings Corp.(NON)	573	5,862
Cisco Systems, Inc.	29,693	1,467,131

		1,472,993
Computers (1.9%)
Apple, Inc.	6,897	1,544,721
Aspen Technology, Inc.(NON)	1,023	125,911
CDW Corp. of Delaware(S)	1,378	169,825
Fortinet, Inc.(NON)	3,723	285,777
Fujitsu, Ltd. (Japan)	400	32,019
Nuance Communications, Inc.(NON)	2,281	37,203
Otsuka Corp. (Japan)	1,400	55,741
ServiceNow, Inc.(NON)	613	155,610

		2,406,807
Conglomerates (0.5%)
AMETEK, Inc.	1,998	183,456
Danaher Corp.	2,781	401,660
Mitsui & Co., Ltd. (Japan)	500	8,176

		593,292
Consumer cyclicals (7.7%)
Amazon.com, Inc.(NON)	1,223	2,123,018
Aristocrat Leisure, Ltd. (Australia)	4,952	102,276
Automatic Data Processing, Inc.	3,439	555,123
Berkeley Group Holdings PLC (The) (United Kingdom)	483	24,818
Best Buy Co., Inc.	5,387	371,649
Booking Holdings, Inc.(NON)	350	686,914
Brambles, Ltd. (Australia)	1,823	14,027
Bridgestone Corp. (Japan)	200	7,739
CK Hutchison Holdings, Ltd. (Hong Kong)	5,500	48,560
Clear Channel Outdoor Holdings, Inc.(NON)	502	1,265
Compagnie Generale des Etablissements Michelin SCA (France)	920	102,682
CoStar Group, Inc.(NON)	126	74,743
Daiwa House Industry Co., Ltd. (Japan)	1,500	48,638
Discovery, Inc. Class A(NON)(S)	5,374	143,110
Expedia, Inc.	2,667	358,471
Extended Stay America, Inc. (Units)	3,437	50,318
Fiat Chrysler Automobiles NV (Italy)	7,262	93,969
Geberit International AG (Switzerland)	123	58,736
Genting Bhd (Singapore)	63,200	40,239
Harvey Norman Holdings, Ltd. (Australia)	2,772	8,475
Harvey Norman Holdings, Ltd. (Rights) (Australia)(NON)	515	624
Hermes International (France)	166	114,711
Hilton Worldwide Holdings, Inc.	3,293	306,611
iHeartMedia, Inc. Class A(NON)	214	3,210
Industria de Diseno Textil SA (Inditex) (Spain)	1,698	52,561
Interpublic Group of Cos., Inc. (The)	4,361	94,023
KAR Auction Services, Inc.	3,147	77,259
Kering SA (France)	225	114,661
Liberty Media Corp.-Liberty SiriusXM Class A(NON)	1,201	49,926
Lowe's Cos., Inc.	4,011	441,050
Macquarie Infrastructure Co., LLC	953	37,615
News Corp. Class A	3,090	43,013
Nielsen Holdings PLC	4,267	90,674
Nintendo Co., Ltd. (Japan)	300	111,038
Norwegian Cruise Line Holdings, Ltd.(NON)	3,088	159,866
Omnicom Group, Inc.	3,851	301,533
PayPal Holdings, Inc.(NON)	11,160	1,156,064
Peugeot SA (France)	4,631	115,488
Porsche Automobil Holding SE (Preference) (Germany)	145	9,435
PulteGroup, Inc.	1,573	57,493
ServiceMaster Global Holdings, Inc.(NON)	959	53,608
Sinclair Broadcast Group, Inc. Class A	1,816	77,616
Sony Corp. (Japan)	2,600	152,622
Taylor Wimpey PLC (United Kingdom)	19,460	38,642
Toyota Motor Corp. (Japan)	100	6,674
Verisk Analytics, Inc. Class A	929	146,912
Volvo AB (Sweden)	8,228	115,554
Walmart, Inc.	5,130	608,828
Wolters Kluwer NV (Netherlands)	1,616	117,976

		9,570,057
Consumer staples (5.6%)
Ashtead Group PLC (United Kingdom)	4,057	112,935
Associated British Foods PLC (United Kingdom)	2,712	76,794
British American Tobacco PLC (United Kingdom)	1,793	66,303
Carlsberg A/S Class B (Denmark)	808	119,432
Coca-Cola Co. (The)	20,340	1,107,310
Coca-Cola European Partners PLC (United Kingdom)	553	30,664
Coca-Cola HBC AG (Switzerland)	2,793	91,245
Darden Restaurants, Inc.	2,222	262,685
Essity AB Class B (Sweden)	3,210	93,684
Hershey Co. (The)	1,907	295,566
Imperial Brands PLC (United Kingdom)	2,736	61,502
ITOCHU Corp. (Japan)	5,800	119,674
Mondelez International, Inc. Class A	10,255	567,307
Nestle SA (Switzerland)	1,692	183,568
PepsiCo, Inc.	5,886	806,971
Procter & Gamble Co. (The)	9,231	1,148,152
Rakuten, Inc. (Japan)	4,200	41,369
Starbucks Corp.	12,217	1,080,227
Sundrug Co., Ltd. (Japan)	700	22,012
Sysco Corp.	598	47,481
Tesco PLC (United Kingdom)	9,353	27,715
Unilever NV (Netherlands)	2,887	173,540
Unilever PLC (United Kingdom)	2,627	157,948
US Foods Holding Corp.(NON)	2,570	105,627
WH Group, Ltd. (Hong Kong)	12,000	10,748
Wilmar International, Ltd. (Singapore)	10,400	28,066
Woolworths Group, Ltd. (Australia)	5,110	128,579

		6,967,104
Electronics (1.7%)
Agilent Technologies, Inc.	4,205	322,229
Broadcom, Inc.	1,387	382,909
Brother Industries, Ltd. (Japan)	800	14,472
Garmin, Ltd.	1,306	110,605
Hoya Corp. (Japan)	1,600	130,501
Keysight Technologies, Inc.(NON)	2,070	201,308
Qualcomm, Inc.	5,059	385,901
STMicroelectronics NV (France)	2,272	43,906
Thales SA (France)	141	16,214
Xilinx, Inc.	4,810	461,279

		2,069,324
Energy (2.5%)
Chevron Corp.	11,988	1,421,777
ConocoPhillips	11,154	635,555
Equinor ASA (Norway)	5,108	97,161
Exxon Mobil Corp.	1,223	86,356
HollyFrontier Corp.	688	36,904
MWO Holdings, LLC (Units)(F)	15	507
Nine Point Energy(F)	107	214
OMV AG (Austria)	952	51,093
Phillips 66	4,275	437,760
Royal Dutch Shell PLC Class B (United Kingdom)	9,853	290,269
Santos, Ltd. (Australia)	15,989	83,420

		3,141,016
Financials (10.1%)
3i Group PLC (United Kingdom)	4,878	69,964
ABN AMRO Group NV GDR (Netherlands)	4,396	77,501
Aflac, Inc.	5,055	264,478
AGNC Investment Corp.(R)	9,269	149,138
Allianz SE (Germany)	787	183,439
Allstate Corp. (The)	2,023	219,860
Ally Financial, Inc.	4,220	139,935
American Financial Group, Inc.	561	60,504
Ameriprise Financial, Inc.	2,010	295,671
Annaly Capital Management, Inc.(R)	18,714	164,683
Apartment Investment & Management Co. Class A(R)	1,359	70,858
Apple Hospitality REIT, Inc.(R)	2,583	42,826
Athene Holding, Ltd. Class A (Bermuda)(NON)	2,403	101,070
AvalonBay Communities, Inc.(R)	807	173,771
Aviva PLC (United Kingdom)	23,056	113,196
Axis Capital Holdings, Ltd.	628	41,900
Baloise Holding AG (Switzerland)	336	60,194
Banco Bilbao Vizcaya Argenta (Spain)	24,923	129,861
Bank Leumi Le-Israel BM (Israel)	10,864	77,318
BNP Paribas SA (France)	3,042	148,109
BOC Hong Kong Holdings, Ltd. (Hong Kong)	11,500	39,029
Brixmor Property Group, Inc.(R)	5,614	113,908
Brookfield Property REIT, Inc. Class A(R)	2,166	44,165
Camden Property Trust(R)	820	91,028
Capital One Financial Corp.	3,837	349,090
CBRE Group, Inc. Class A(NON)	2,699	143,074
Cheung Kong Property Holdings, Ltd. (Hong Kong)	16,000	108,399
Chimera Investment Corp.(R)	1,898	37,125
Citigroup, Inc.	19,849	1,371,169
Credit Agricole SA (France)	6,850	83,173
Deutsche Boerse AG (Germany)	461	72,054
Discover Financial Services	3,533	286,491
Duke Realty Corp.(R)	3,478	118,148
E*Trade Financial Corp.	5,370	234,615
Equity Lifestyle Properties, Inc.(R)	503	67,201
Everest Re Group, Ltd.	323	85,947
Federal Realty Investment Trust(R)	531	72,290
Gaming and Leisure Properties, Inc.(R)	2,068	79,080
Goldman Sachs Group, Inc. (The)	1,222	253,235
Goodman Group (Australia)(R)	4,744	45,404
Hang Seng Bank, Ltd. (Hong Kong)	3,900	84,094
Hartford Financial Services Group, Inc. (The)	4,080	247,289
Henderson Land Development Co., Ltd. (Hong Kong)	13,900	64,732
HSBC Holdings PLC (United Kingdom)	1,552	11,919
Investor AB Class B (Sweden)	690	33,722
Invitation Homes, Inc.(R)	4,951	146,599
Israel Discount Bank, Ltd. Class A (Israel)	11,433	50,287
Japan Prime Realty Investment Corp. (Japan)(R)	5	23,723
Jones Lang LaSalle, Inc.	538	74,814
JPMorgan Chase & Co.	15,919	1,873,507
KBC Groep NV (Belgium)	832	54,066
Kerry Properties, Ltd. (Hong Kong)	2,500	7,703
Klepierre (France)(R)	263	8,932
Legal & General Group PLC (United Kingdom)	37,099	113,308
Liberty Property Trust(R)	1,323	67,910
Lincoln National Corp.	2,932	176,858
LPL Financial Holdings, Inc.	845	69,206
Medical Properties Trust, Inc.(R)	5,889	115,189
MetLife, Inc.	10,437	492,209
MGIC Investment Corp.	6,489	81,632
Mitsubishi UFJ Lease & Finance Co., Ltd. (Japan)	3,600	20,776
Morgan Stanley	10,580	451,449
New Residential Investment Corp.(R)	7,218	113,178
OneMain Holdings, Inc.	1,048	38,441
ORIX Corp. (Japan)	7,500	111,746
Outfront Media, Inc.(R)	1,931	53,643
Partners Group Holding AG (Switzerland)	145	111,258
Popular, Inc. (Puerto Rico)	1,078	58,298
Prudential Financial, Inc.	3,601	323,910
Raymond James Financial, Inc.	1,291	106,456
Reinsurance Group of America, Inc.	517	82,658
Sekisui House, Ltd. (Japan)	700	13,757
STORE Capital Corp.(R)	2,947	110,247
Sumitomo Mitsui Financial Group, Inc. (Japan)	4,100	140,111
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	1,000	36,032
Sun Communities, Inc.(R)	569	84,468
Sun Hung Kai Properties, Ltd. (Hong Kong)	3,000	43,176
Swire Properties, Ltd. (Hong Kong)	2,800	8,788
Swiss Life Holding AG (Switzerland)	55	26,292
Synchrony Financial	9,177	312,844
Two Harbors Investment Corp.(R)	3,717	48,804
Unum Group	3,414	101,464
VICI Properties, Inc.(R)(S)	5,592	126,659
Weingarten Realty Investors(R)	1,441	41,976
Zurich Insurance Group AG (Switzerland)	38	14,544

		12,657,575
Health care (7.1%)
Abbott Laboratories	9,660	808,252
AbbVie, Inc.	4,779	361,866
Advanz Pharma Corp. (Canada)(NON)	52	623
Alfresa Holdings Corp. (Japan)	1,400	31,243
Allergan PLC	1,272	214,065
AmerisourceBergen Corp.	1,642	135,186
Amgen, Inc.	3,734	722,566
Astellas Pharma, Inc. (Japan)	7,700	109,563
Biogen, Inc.(NON)	1,503	349,928
Bristol-Myers Squibb Co.	595	30,172
Cardinal Health, Inc.	799	37,705
Charles River Laboratories International, Inc.(NON)	453	59,964
Chemed Corp.	212	88,525
Cooper Cos., Inc. (The)	397	117,909
Dentsply Sirona, Inc.	2,268	120,907
Edwards Lifesciences Corp.(NON)	1,233	271,149
Eli Lilly & Co.	1,357	151,753
Gilead Sciences, Inc.	3,983	252,443
GlaxoSmithKline PLC (United Kingdom)	3,129	67,119
Hill-Rom Holdings, Inc.	804	84,605
Hologic, Inc.(NON)	2,058	103,908
Ipsen SA (France)	212	20,126
Johnson & Johnson	6,130	793,099
Koninklijke Philips NV (Netherlands)	2,996	138,783
Masimo Corp.(NON)	207	30,800
McKesson Corp.	2,523	344,793
Medtronic PLC	8,624	936,739
Merck & Co., Inc.	9,171	772,015
Novartis AG (Switzerland)	1,953	169,343
Novo Nordisk A/S Class B (Denmark)	3,337	171,552
Pfizer, Inc.	8,630	310,076
Roche Holding AG (Switzerland)	905	263,371
Sartorius Stedim Biotech (France)	210	29,389
Shionogi & Co., Ltd. (Japan)	2,200	122,061
Suzuken Co., Ltd. (Japan)	700	37,549
Thermo Fisher Scientific, Inc.	491	143,014
UCB SA (Belgium)	762	55,314
Zimmer Biomet Holdings, Inc.	1,908	261,911
Zoetis, Inc.	1,104	137,547

		8,856,933
Photography/Imaging (0.1%)
FUJIFILM Holdings Corp. (Japan)	1,700	74,525

		74,525
Semiconductor (0.4%)
KLA Corp.	2,058	328,148
Lam Research Corp.	561	129,653
Tokyo Electron, Ltd. (Japan)	200	38,039

		495,840
Software (4.2%)
Adobe, Inc.(NON)	3,722	1,028,203
Black Knight, Inc.(NON)	1,282	78,279
Cadence Design Systems, Inc.(NON)	3,392	224,143
F5 Networks, Inc.(NON)	1,303	182,967
Intuit, Inc.	2,517	669,371
Microsoft Corp.	10,393	1,444,939
Nexon Co., Ltd. (Japan)(NON)	6,100	73,962
NTT Data Corp. (Japan)	1,100	14,182
Oracle Corp.	21,243	1,169,002
Veeva Systems, Inc. Class A(NON)	2,347	358,363

		5,243,411
Technology (—%)
SoftBank Group Corp. (Japan)	1,400	54,899

		54,899
Technology services (3.4%)
Alphabet, Inc. Class A(NON)	1,929	2,355,579
Capgemini SE (France)	567	66,806
eBay, Inc.	11,909	464,213
Facebook, Inc. Class A(NON)	617	109,875
Fair Isaac Corp.(NON)	297	90,145
Genpact, Ltd.	1,921	74,439
IBM Corp.	3,234	470,288
Leidos Holdings, Inc.	2,064	177,256
Nomura Research Institute, Ltd. (Japan)	2,700	53,713
Proofpoint, Inc.(NON)	768	99,110
Xerox Holdings Corp.	4,098	122,571
Zebra Technologies Corp. Class A(NON)	1,061	218,959

		4,302,954
Transportation (1.4%)
Aena SME SA (Spain)	562	102,909
Aurizon Holdings, Ltd. (Australia)	19,736	78,593
Delta Air Lines, Inc.	8,874	511,142
Deutsche Post AG (Germany)	2,727	91,086
Japan Airlines Co., Ltd. (Japan)	1,600	47,530
Kamigumi Co., Ltd. (Japan)	600	13,584
Norfolk Southern Corp.	1,707	306,680
Singapore Technologies Engineering, Ltd. (Singapore)	7,200	20,004
Union Pacific Corp.	3,126	506,349
West Japan Railway Co. (Japan)	600	50,669
Yangzijiang Shipbuilding Holdings, Ltd. (China)	63,500	44,105

		1,772,651
Utilities and power (2.4%)
AES Corp.	10,345	169,037
CenterPoint Energy, Inc.	7,086	213,855
CLP Holdings, Ltd. (Hong Kong)	3,500	36,774
Consolidated Edison, Inc.	429	40,528
E.ON SE (Germany)	10,206	99,215
Enel SpA (Italy)	20,560	153,527
Eni SpA (Italy)	4,148	63,449
Entergy Corp.	1,418	166,416
Evergy, Inc.	2,375	158,080
Exelon Corp.	9,981	482,182
GenOn Energy, Inc.	49	10,290
IDACORP, Inc.	454	51,152
Kinder Morgan, Inc.	18,976	391,095
NRG Energy, Inc.	4,719	186,872
Pinnacle West Capital Corp.	1,633	158,515
Public Service Enterprise Group, Inc.	5,198	322,692
Snam SpA (Italy)	8,633	43,604
Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. (Rights)	1,923	1,481
Vistra Energy Corp.	8,460	226,136

		2,974,900

Total common stocks (cost $62,385,303)		$73,605,288

CORPORATE BONDS AND NOTES (15.7%)(a)
	Principal amount	Value
Basic materials (0.9%)
Allegheny Technologies, Inc. sr. unsec. unsub. notes 7.875%, 8/15/23	$10,000	$10,848
Allegheny Technologies, Inc. sr. unsec. unsub. notes 5.95%, 1/15/21	10,000	10,219
ArcelorMittal SA sr. unsec. unsub. notes 7.00%, 10/15/39 (France)	10,000	12,111
Beacon Roofing Supply, Inc. company guaranty sr. unsec. unsub. notes 6.375%, 10/1/23	10,000	10,325
Beacon Roofing Supply, Inc. 144A company guaranty sr. notes 4.50%, 11/15/26	5,000	5,050
Beacon Roofing Supply, Inc. 144A company guaranty sr. unsec. notes 4.875%, 11/1/25	10,000	9,799
Big River Steel, LLC/BRS Finance Corp. 144A company guaranty sr. notes 7.25%, 9/1/25	20,000	21,100
BMC East, LLC 144A company guaranty sr. notes 5.50%, 10/1/24	20,000	20,782
Boise Cascade Co. 144A company guaranty sr. unsec. notes 5.625%, 9/1/24	25,000	25,844
Builders FirstSource, Inc. 144A company guaranty sr. unsub. notes 5.625%, 9/1/24	9,000	9,360
Builders FirstSource, Inc. 144A sr. notes 6.75%, 6/1/27	10,000	10,775
BWAY Holding Co. 144A sr. notes 5.50%, 4/15/24	15,000	15,412
BWAY Holding Co. 144A sr. unsec. notes 7.25%, 4/15/25	20,000	18,906
Celanese US Holdings, LLC company guaranty sr. unsec. notes 3.50%, 5/8/24 (Germany)	7,000	7,258
CF Industries, Inc. company guaranty sr. unsec. bonds 4.95%, 6/1/43	15,000	14,700
CF Industries, Inc. 144A company guaranty sr. notes 4.50%, 12/1/26	38,000	41,454
Chemours Co. (The) company guaranty sr. unsec. notes 5.375%, 5/15/27	10,000	8,625
Chemours Co. (The) company guaranty sr. unsec. unsub. notes 7.00%, 5/15/25	10,000	9,425
Chemours Co. (The) company guaranty sr. unsec. unsub. notes 6.625%, 5/15/23	5,000	4,938
Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 4.875%, 7/15/24	25,000	24,688
CPG Merger Sub, LLC 144A company guaranty sr. unsec. notes 8.00%, 10/1/21	7,000	7,000
GCP Applied Technologies, Inc. 144A sr. unsec. notes 5.50%, 4/15/26	30,000	30,600
Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4.625%, 4/29/24	19,000	20,302
Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4.00%, 4/16/25	43,000	44,734
Greif, Inc. 144A company guaranty sr. unsec. notes 6.50%, 3/1/27	10,000	10,605
HudBay Minerals, Inc. 144A company guaranty sr. unsec. notes 7.625%, 1/15/25 (Canada)	10,000	10,138
Ingevity Corp. 144A sr. unsec. notes 4.50%, 2/1/26	15,000	14,850
International Flavors & Fragrances, Inc. sr. unsec. notes 4.45%, 9/26/28	27,000	29,824
International Paper Co. sr. unsec. unsub. notes 3.00%, 2/15/27	30,000	30,439
Joseph T Ryerson & Son, Inc. 144A sr. notes 11.00%, 5/15/22	10,000	10,538
Kraton Polymers, LLC/Kraton Polymers Capital Corp. 144A company guaranty sr. unsec. notes 7.00%, 4/15/25	10,000	10,425
Louisiana-Pacific Corp. company guaranty sr. unsec. unsub. notes 4.875%, 9/15/24	10,000	10,325
Mercer International, Inc. company guaranty sr. unsec. notes 7.75%, 12/1/22 (Canada)	4,000	4,155
Mercer International, Inc. sr. unsec. notes 6.50%, 2/1/24 (Canada)	10,000	10,250
Mercer International, Inc. sr. unsec. notes 5.50%, 1/15/26 (Canada)	5,000	4,813
Methanex Corp. sr. unsec. unsub. notes 3.25%, 12/15/19 (Canada)	6,000	6,011
NCI Building Systems, Inc. 144A company guaranty sr. unsec. sub. notes 8.00%, 4/15/26	15,000	14,756
New Gold, Inc. 144A company guaranty sr. unsec. unsub. notes 6.25%, 11/15/22 (Canada)	5,000	5,000
Novelis Corp. 144A company guaranty sr. unsec. bonds 5.875%, 9/30/26	25,000	26,218
Novelis Corp. 144A company guaranty sr. unsec. notes 6.25%, 8/15/24	10,000	10,488
Nutrien, Ltd. sr. unsec. bonds 5.25%, 1/15/45 (Canada)	20,000	23,639
Nutrien, Ltd. sr. unsec. bonds 4.125%, 3/15/35 (Canada)	25,000	26,076
Nutrien, Ltd. sr. unsec. sub. bonds 4.20%, 4/1/29 (Canada)	20,000	22,030
Packaging Corp. of America sr. unsec. unsub. notes 4.50%, 11/1/23	45,000	48,190
PQ Corp. 144A company guaranty sr. unsec. notes 5.75%, 12/15/25	15,000	15,450
Sherwin-Williams Co. (The) sr. unsec. unsub. bonds 3.45%, 6/1/27	35,000	36,604
Sherwin-Williams Co. (The) sr. unsec. unsub. notes 2.75%, 6/1/22	7,000	7,095
Smurfit Kappa Treasury Funding DAC company guaranty sr. unsec. unsub. notes 7.50%, 11/20/25 (Ireland)	15,000	17,981
Steel Dynamics, Inc. company guaranty sr. unsec. notes 5.00%, 12/15/26	5,000	5,238
Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 10/1/24	20,000	20,526
Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5.25%, 4/15/23	3,000	3,053
Teck Resources, Ltd. company guaranty sr. unsec. unsub. notes 3.75%, 2/1/23 (Canada)	5,000	5,101
TMS International Corp. 144A sr. unsec. notes 7.25%, 8/15/25	15,000	12,863
TopBuild Corp. 144A company guaranty sr. unsec. notes 5.625%, 5/1/26	15,000	15,581
Tronox Finance PLC 144A company guaranty sr. unsec. notes 5.75%, 10/1/25 (United Kingdom)	5,000	4,729
U.S. Concrete, Inc. company guaranty sr. unsec. unsub. notes 6.375%, 6/1/24	13,000	13,520
Univar USA, Inc. 144A company guaranty sr. unsec. notes 6.75%, 7/15/23	10,000	10,163
Westlake Chemical Corp. company guaranty sr. unsec. unsub. bonds 4.375%, 11/15/47	53,000	52,092
Westlake Chemical Corp. company guaranty sr. unsec. unsub. notes 3.60%, 8/15/26	22,000	22,715
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 8.20%, 1/15/30	30,000	41,070
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 7.95%, 2/15/31	10,000	13,833
Weyerhaeuser Co. sr. unsec. unsub. notes 7.375%, 3/15/32(R)	34,000	47,638
WR Grace & Co.- Conn. 144A company guaranty sr. unsec. notes 5.625%, 10/1/24	10,000	10,775
Zekelman Industries, Inc. 144A company guaranty sr. notes 9.875%, 6/15/23	6,000	6,323

		1,085,375
Capital goods (0.9%)
Allison Transmission, Inc. 144A company guaranty sr. unsec. notes 4.75%, 10/1/27	20,000	20,525
Amsted Industries, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 7/1/27	10,000	10,550
ATS Automation Tooling Systems, Inc. 144A sr. unsec. notes 6.50%, 6/15/23 (Canada)	10,000	10,334
Berry Global Escrow Corp. 144A notes 5.625%, 7/15/27	5,000	5,175
Berry Global, Inc. company guaranty notes 5.50%, 5/15/22	10,000	10,138
Berry Global, Inc. company guaranty unsub. notes 5.125%, 7/15/23	10,000	10,263
Berry Global, Inc. 144A notes 4.50%, 2/15/26	5,000	4,931
Bombardier, Inc. 144A sr. unsec. notes 8.75%, 12/1/21 (Canada)	5,000	5,431
Bombardier, Inc. 144A sr. unsec. notes 7.875%, 4/15/27 (Canada)	10,000	9,959
Bombardier, Inc. 144A sr. unsec. notes 7.50%, 12/1/24 (Canada)	25,000	25,156
Briggs & Stratton Corp. company guaranty sr. unsec. notes 6.875%, 12/15/20	45,000	46,013
Clean Harbors, Inc. 144A sr. unsec. bonds 5.125%, 7/15/29	5,000	5,300
Clean Harbors, Inc. 144A sr. unsec. notes 4.875%, 7/15/27	10,000	10,438
Crown Americas, LLC/Crown Americas Capital Corp. VI company guaranty sr. unsec. notes 4.75%, 2/1/26	5,000	5,231
Crown Cork & Seal Co., Inc. company guaranty sr. unsec. bonds 7.375%, 12/15/26	10,000	12,150
Gates Global, LLC/Gates Global Co. 144A company guaranty sr. unsec. notes 6.00%, 7/15/22	14,000	13,948
General Dynamics Corp. company guaranty sr. unsec. unsub. notes 2.25%, 11/15/22	30,000	30,250
GFL Environmental, Inc. 144A sr. unsec. notes 8.50%, 5/1/27 (Canada)	10,000	11,088
Great Lakes Dredge & Dock Corp. company guaranty sr. unsec. notes 8.00%, 5/15/22	20,000	21,316
Honeywell International, Inc. sr. unsec. bonds 3.812%, 11/21/47	55,000	63,311
Hulk Finance Corp. 144A sr. unsec. notes 7.00%, 6/1/26 (Canada)	20,000	21,050
Johnson Controls International PLC sr. unsec. bonds 4.95%, 7/2/64	65,000	68,548
Johnson Controls International PLC sr. unsec. unsub. bonds 4.50%, 2/15/47	14,000	15,434
L3Harris Technologies, Inc. 144A sr. unsec. sub. notes 4.40%, 6/15/28	21,000	23,592
L3Harris Technologies, Inc. 144A sr. unsec. sub. notes 3.85%, 12/15/26	35,000	37,597
MasTec, Inc. company guaranty sr. unsec. unsub. notes 4.875%, 3/15/23	10,000	10,150
Northrop Grumman Corp. sr. unsec. unsub. notes 3.25%, 1/15/28	60,000	62,970
Oshkosh Corp. company guaranty sr. unsec. sub. notes 5.375%, 3/1/25	25,000	25,969
Oshkosh Corp. sr. unsec. sub. notes 4.60%, 5/15/28	21,000	22,633
Panther BF Aggregator 2 LP/Panther Finance Co., Inc. 144A company guaranty sr. unsec. notes 8.50%, 5/15/27	10,000	10,125
Park-Ohio Industries, Inc. company guaranty sr. unsec. notes 6.625%, 4/15/27	10,000	9,550
Raytheon Co. sr. unsec. notes 4.875%, 10/15/40	20,000	25,225
Raytheon Co. sr. unsec. unsub. notes 2.50%, 12/15/22	50,000	50,623
RBS Global, Inc./Rexnord, LLC 144A sr. unsec. notes 4.875%, 12/15/25	20,000	20,548
Staples, Inc. 144A sr. notes 7.50%, 4/15/26	25,000	25,758
Staples, Inc. 144A sr. unsec. notes 10.75%, 4/15/27	20,000	20,550
Stevens Holding Co, Inc. 144A company guaranty sr. unsec. notes 6.125%, 10/1/26	25,000	26,594
Tennant Co. company guaranty sr. unsec. unsub. notes 5.625%, 5/1/25	10,000	10,400
TransDigm, Inc. company guaranty sr. unsec. sub. notes 6.50%, 5/15/25	5,000	5,188
TransDigm, Inc. company guaranty sr. unsec. sub. notes 6.375%, 6/15/26	20,000	21,050
TransDigm, Inc. company guaranty sr. unsec. unsub. notes 6.50%, 7/15/24	8,000	8,250
TransDigm, Inc. 144A company guaranty sr. notes 6.25%, 3/15/26	20,000	21,475
United Technologies Corp. sr. unsec. unsub. notes 4.125%, 11/16/28	5,000	5,657
United Technologies Corp. sr. unsec. unsub. notes 1.90%, 5/4/20	105,000	104,880
Vertiv Group Corp. 144A sr. unsec. notes 9.25%, 10/15/24	5,000	4,819
Vertiv Intermediate Holding Corp. 144A sr. unsec. notes 12.00%, 2/15/22(PIK)	5,000	4,488
Waste Connections, Inc. sr. unsec. sub. bonds 3.50%, 5/1/29	30,000	32,003
Waste Management, Inc. company guaranty sr. unsec. unsub. notes 4.75%, 6/30/20	12,000	12,234

		1,038,867
Communication services (1.6%)
American Tower Corp. sr. unsec. bonds 3.125%, 1/15/27(R)	11,000	11,221
American Tower Corp. sr. unsec. unsub. bonds 3.55%, 7/15/27(R)	100,000	105,301
AT&T, Inc. sr. unsec. notes 4.10%, 2/15/28	160,000	172,966
AT&T, Inc. sr. unsec. sub. notes 2.95%, 7/15/26	41,000	41,485
AT&T, Inc. sr. unsec. unsub. bonds 4.35%, 3/1/29	30,000	33,135
AT&T, Inc. sr. unsec. unsub. notes 4.75%, 5/15/46	77,000	85,390
Cablevision Systems Corp. sr. unsec. unsub. notes 8.00%, 4/15/20	7,000	7,201
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company guaranty sr. unsec. bonds 5.50%, 5/1/26	15,000	15,711
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 5.375%, 6/1/29	40,000	42,600
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. notes 5.75%, 2/15/26	20,000	21,140
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 6.484%, 10/23/45	5,000	6,084
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. notes 4.908%, 7/23/25	4,000	4,388
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 5.375%, 5/1/47	31,000	33,777
Comcast Corp. company guaranty sr. unsec. unsub. bonds 3.969%, 11/1/47	92,000	101,036
Comcast Corp. company guaranty sr. unsec. unsub. notes 6.50%, 11/15/35	17,000	23,745
CommScope Technologies, LLC 144A company guaranty sr. unsec. notes 6.00%, 6/15/25	10,000	9,050
Cox Communications, Inc. 144A sr. unsec. bonds 3.50%, 8/15/27	25,000	26,203
Crown Castle International Corp. sr. unsec. bonds 3.80%, 2/15/28(R)	25,000	26,588
Crown Castle International Corp. sr. unsec. bonds 3.65%, 9/1/27(R)	34,000	35,999
Crown Castle International Corp. sr. unsec. notes 4.875%, 4/15/22(R)	7,000	7,428
Crown Castle International Corp. sr. unsec. notes 3.15%, 7/15/23(R)	25,000	25,615
Crown Castle International Corp. sr. unsec. unsub. bonds 3.70%, 6/15/26(R)	35,000	36,900
CSC Holdings, LLC sr. unsec. unsub. bonds 5.25%, 6/1/24	63,000	67,725
CSC Holdings, LLC sr. unsec. unsub. notes 6.75%, 11/15/21	43,000	46,333
Deutsche Telekom International Finance BV company guaranty sr. unsec. unsub. bonds 8.75%, 6/15/30 (Netherlands)	73,000	107,790
DISH DBS Corp. company guaranty sr. unsec. unsub. notes 5.875%, 11/15/24	35,000	34,694
Equinix, Inc. sr. unsec. notes 5.375%, 5/15/27(R)	40,000	43,126
Equinix, Inc. sr. unsec. unsub. notes 5.875%, 1/15/26(R)	5,000	5,320
Frontier Communications Corp. sr. unsec. notes 11.00%, 9/15/25	20,000	9,150
Frontier Communications Corp. 144A company guaranty notes 8.50%, 4/1/26	10,000	9,999
Intelsat Connect Finance SA 144A company guaranty sr. unsec. notes 9.50%, 2/15/23 (Luxembourg)	25,000	23,117
Intelsat Jackson Holdings SA 144A sr. unsec. notes 9.75%, 7/15/25 (Bermuda)	25,000	26,125
Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 5.625%, 2/1/23	10,000	10,125
Level 3 Financing, Inc. 144A company guaranty sr. unsec. notes 4.625%, 9/15/27	5,000	5,045
Quebecor Media, Inc. sr. unsec. unsub. notes 5.75%, 1/15/23 (Canada)	3,000	3,263
Rogers Communications, Inc. company guaranty sr. unsec. unsub. notes 4.50%, 3/15/43 (Canada)	85,000	96,896
Sprint Capital Corp. company guaranty sr. unsec. unsub. notes 6.875%, 11/15/28	45,000	49,059
Sprint Communications, Inc. sr. unsec. notes 7.00%, 8/15/20	5,000	5,150
Sprint Corp. company guaranty sr. unsec. sub. notes 7.875%, 9/15/23	48,000	52,726
Sprint Corp. company guaranty sr. unsec. sub. notes 7.25%, 9/15/21	17,000	18,141
T-Mobile USA, Inc. company guaranty sr. unsec. notes 6.375%, 3/1/25	10,000	10,360
T-Mobile USA, Inc. company guaranty sr. unsec. notes 6.00%, 3/1/23	5,000	5,093
T-Mobile USA, Inc. company guaranty sr. unsec. notes 5.375%, 4/15/27	15,000	16,125
T-Mobile USA, Inc. company guaranty sr. unsec. notes 4.00%, 4/15/22	5,000	5,125
T-Mobile USA, Inc. company guaranty sr. unsec. unsub. bonds 4.75%, 2/1/28	25,000	26,163
T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 4.50%, 2/1/26	5,000	5,147
TCI Communications, Inc. sr. unsec. unsub. notes 7.125%, 2/15/28	65,000	85,895
Verizon Communications, Inc. sr. unsec. unsub. bonds 4.672%, 3/15/55	30,000	35,865
Verizon Communications, Inc. sr. unsec. unsub. notes 4.40%, 11/1/34	65,000	74,356
Verizon Communications, Inc. sr. unsec. unsub. notes 4.329%, 9/21/28	155,000	175,735
Videotron, Ltd. company guaranty sr. unsec. unsub. notes 5.00%, 7/15/22 (Canada)	20,000	21,075
Videotron, Ltd./Videotron Ltee. 144A sr. unsec. notes 5.125%, 4/15/27 (Canada)	25,000	26,438
Vodafone Group PLC sr. unsec. unsub. notes 4.375%, 5/30/28 (United Kingdom)	17,000	18,777

		1,992,901
Consumer cyclicals (2.2%)
Alimentation Couche-Tard, Inc. 144A company guaranty sr. unsec. notes 3.55%, 7/26/27 (Canada)	25,000	25,892
Amazon.com, Inc. sr. unsec. notes 3.15%, 8/22/27	90,000	95,608
Amazon.com, Inc. sr. unsec. unsub. notes 3.30%, 12/5/21	75,000	77,225
AMC Entertainment Holdings, Inc. company guaranty sr. unsec. notes 6.125%, 5/15/27	5,000	4,525
AMC Entertainment Holdings, Inc. company guaranty sr. unsec. sub. notes 5.875%, 11/15/26	10,000	9,075
AMC Entertainment Holdings, Inc. company guaranty sr. unsec. sub. notes 5.75%, 6/15/25	10,000	9,532
American Builders & Contractors Supply Co., Inc. 144A company guaranty sr. unsec. notes 5.875%, 5/15/26	5,000	5,238
American Builders & Contractors Supply Co., Inc. 144A sr. unsec. notes 5.75%, 12/15/23	10,000	10,300
Autonation, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 2/1/20	64,000	64,600
BMW US Capital, LLC 144A company guaranty sr. unsec. notes 3.95%, 8/14/28	35,000	38,342
BMW US Capital, LLC 144A company guaranty sr. unsec. notes 3.40%, 8/13/21	10,000	10,246
BMW US Capital, LLC 144A company guaranty sr. unsec. notes 2.00%, 4/11/21	40,000	39,947
Boyd Gaming Corp. company guaranty sr. unsec. notes 6.00%, 8/15/26	5,000	5,275
Boyd Gaming Corp. company guaranty sr. unsec. sub. notes 6.875%, 5/15/23	10,000	10,375
Boyd Gaming Corp. company guaranty sr. unsec. unsub. notes 6.375%, 4/1/26	10,000	10,600
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 144A company guaranty sr. unsec. notes 6.25%, 9/15/27 (Canada)	5,000	5,025
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 144A company guaranty sr. unsec. notes 6.125%, 7/1/22 (Canada)	5,000	5,081
Carriage Services, Inc. 144A sr. unsec. notes 6.625%, 6/1/26	10,000	10,250
CBS Corp. company guaranty sr. unsec. bonds 4.20%, 6/1/29	35,000	37,978
CBS Corp. company guaranty sr. unsec. unsub. bonds 2.90%, 1/15/27	22,000	21,809
CBS Corp. company guaranty sr. unsec. unsub. notes 4.60%, 1/15/45	24,000	26,030
CBS Corp. company guaranty sr. unsec. unsub. notes 4.00%, 1/15/26	12,000	12,791
Cinemark USA, Inc. company guaranty sr. unsec. sub. notes 4.875%, 6/1/23	19,000	19,261
Clear Channel Outdoor Holdings, Inc. 144A company guaranty sr. notes 5.125%, 8/15/27	10,000	10,419
Clear Channel Worldwide Holdings, Inc. 144A company guaranty sr. unsec. notes 9.25%, 2/15/24	8,000	8,789
Constellation Merger Sub, Inc. 144A sr. unsec. notes 8.50%, 9/15/25	30,000	25,125
CRC Escrow Issuer, LLC/CRC Finco, Inc. 144A company guaranty sr. unsec. notes 5.25%, 10/15/25	20,000	20,448
Diamond Sports Group, LLC/Diamond Sports Finance Co. 144A sr. notes 5.375%, 8/15/26	15,000	15,563
Diamond Sports Group, LLC/Diamond Sports Finance Co. 144A sr. unsec. notes 6.625%, 8/15/27	20,000	20,750
Dollar General Corp. sr. unsec. sub. notes 3.25%, 4/15/23	65,000	67,149
Ecolab, Inc. sr. unsec. notes 4.35%, 12/8/21	40,000	41,923
Ecolab, Inc. sr. unsec. unsub. notes 3.25%, 12/1/27	70,000	74,652
Eldorado Resorts, Inc. company guaranty sr. unsec. unsub. notes 7.00%, 8/1/23	5,000	5,225
Entercom Media Corp. 144A company guaranty notes 6.50%, 5/1/27	10,000	10,450
Entercom Media Corp. 144A company guaranty sr. unsec. notes 7.25%, 11/1/24	15,000	15,525
Gartner, Inc. 144A company guaranty sr. unsec. notes 5.125%, 4/1/25	10,000	10,463
General Motors Financial Co., Inc. company guaranty sr. unsec. notes 4.00%, 10/6/26	76,000	76,904
General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 4.30%, 7/13/25	22,000	22,848
General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 4.00%, 1/15/25	10,000	10,267
Gray Television, Inc. 144A sr. unsec. notes 7.00%, 5/15/27	20,000	21,974
Hanesbrands, Inc. 144A company guaranty sr. unsec. unsub. notes 4.625%, 5/15/24	10,000	10,525
Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp. company guaranty sr. unsec. notes 4.875%, 4/1/27	75,000	78,994
Howard Hughes Corp. (The) 144A sr. unsec. notes 5.375%, 3/15/25	15,000	15,600
Hyatt Hotels Corp. sr. unsec. unsub. notes 4.85%, 3/15/26	55,000	60,915
iHeartCommunications, Inc. company guaranty sr. notes 6.375%, 5/1/26	6,209	6,705
iHeartCommunications, Inc. company guaranty sr. unsec. notes 8.375%, 5/1/27	12,189	13,168
IHS Markit, Ltd. sr. unsec. sub. bonds 4.75%, 8/1/28 (United Kingdom)	5,000	5,563
IHS Markit, Ltd. 144A company guaranty notes 4.75%, 2/15/25 (United Kingdom)	99,000	107,415
IHS Markit, Ltd. 144A company guaranty sr. unsec. notes 4.00%, 3/1/26 (United Kingdom)	5,000	5,275
Interpublic Group of Cos., Inc. (The) sr. unsec. sub. bonds 4.65%, 10/1/28	80,000	89,646
Iron Mountain, Inc. 144A company guaranty sr. unsec. bonds 5.25%, 3/15/28(R)	5,000	5,169
Iron Mountain, Inc. 144A company guaranty sr. unsec. notes 4.875%, 9/15/27(R)	20,000	20,425
Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp. 144A company guaranty notes 10.25%, 11/15/22	25,000	26,469
Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp. 144A company guaranty sr. notes 6.75%, 11/15/21	20,000	20,425
Jeld-Wen, Inc. 144A company guaranty sr. unsec. notes 4.875%, 12/15/27	10,000	9,900
Jeld-Wen, Inc. 144A company guaranty sr. unsec. notes 4.625%, 12/15/25	10,000	10,038
Lear Corp. sr. unsec. unsub. bonds 3.80%, 9/15/27	42,000	42,213
Lennar Corp. company guaranty sr. unsec. sub. notes 5.875%, 11/15/24	5,000	5,538
Lions Gate Capital Holdings, LLC 144A company guaranty sr. unsec. notes 5.875%, 11/1/24	15,000	15,413
Lions Gate Capital Holdings, LLC 144A sr. unsec. notes 6.375%, 2/1/24	10,000	10,574
Live Nation Entertainment, Inc. 144A company guaranty sr. unsec. notes 4.875%, 11/1/24	5,000	5,180
Live Nation Entertainment, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 3/15/26	15,000	15,956
Masonite International Corp. 144A company guaranty sr. unsec. notes 5.375%, 2/1/28	5,000	5,213
Mattamy Group Corp. 144A sr. unsec. notes 6.875%, 12/15/23 (Canada)	10,000	10,400
Mattamy Group Corp. 144A sr. unsec. notes 6.50%, 10/1/25 (Canada)	5,000	5,288
Meredith Corp. company guaranty sr. unsec. notes 6.875%, 2/1/26	20,000	20,325
MGM Resorts International company guaranty sr. unsec. unsub. notes 6.625%, 12/15/21	15,000	16,256
Navistar International Corp. 144A sr. unsec. notes 6.625%, 11/1/25	25,000	25,375
Nexstar Broadcasting, Inc. 144A company guaranty sr. unsec. notes 5.625%, 8/1/24	25,000	26,021
Nexstar Escrow, Inc. 144A sr. unsec. notes 5.625%, 7/15/27	5,000	5,238
Nielsen Co. Luxembourg SARL (The) 144A company guaranty sr. unsec. notes 5.00%, 2/1/25 (Luxembourg)	15,000	14,813
Nielsen Finance, LLC/Nielsen Finance Co. 144A company guaranty sr. unsec. sub. notes 5.00%, 4/15/22	20,000	20,056
Omnicom Group, Inc. company guaranty sr. unsec. unsub. notes 3.60%, 4/15/26	76,000	80,116
Outfront Media Capital, LLC/Outfront Media Capital Corp. company guaranty sr. unsec. sub. notes 5.875%, 3/15/25	15,000	15,469
Penn National Gaming, Inc. 144A sr. unsec. notes 5.625%, 1/15/27	10,000	10,300
Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.75%, 10/1/22	14,000	14,187
Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.50%, 5/15/26	15,000	15,688
Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.375%, 12/1/24	10,000	10,288
PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 7.875%, 6/15/32	20,000	24,400
PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 3/1/26	25,000	27,313
Realogy Group, LLC/Realogy Co-Issuer Corp. 144A company guaranty sr. unsec. notes 9.375%, 4/1/27	5,000	4,645
Refinitiv US Holdings, Inc. 144A company guaranty sr. notes 6.25%, 5/15/26	10,000	10,725
S&P Global, Inc. company guaranty sr. unsec. unsub. notes 2.95%, 1/22/27	22,000	22,925
Sabre GLBL, Inc. 144A company guaranty sr. notes 5.375%, 4/15/23	15,000	15,300
Scientific Games International, Inc. company guaranty sr. unsec. notes 10.00%, 12/1/22	27,000	28,080
Scientific Games International, Inc. 144A company guaranty sr. unsec. notes 8.25%, 3/15/26	15,000	15,913
Sinclair Television Group, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 8/1/24	5,000	5,144
Sirius XM Radio, Inc. 144A sr. unsec. bonds 5.00%, 8/1/27	70,000	72,363
Six Flags Entertainment Corp. 144A company guaranty sr. unsec. bonds 5.50%, 4/15/27	20,000	21,325
Six Flags Entertainment Corp. 144A company guaranty sr. unsec. unsub. notes 4.875%, 7/31/24	25,000	25,875
Spectrum Brands, Inc. company guaranty sr. unsec. unsub. notes 6.125%, 12/15/24	10,000	10,378
Spectrum Brands, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 10/1/29	5,000	5,088
Standard Industries, Inc. 144A sr. unsec. notes 5.375%, 11/15/24	25,000	25,750
Standard Industries, Inc. 144A sr. unsec. notes 5.00%, 2/15/27	35,000	36,236
SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A company guaranty sr. unsub. notes 5.875%, 5/15/25	10,000	9,825
Total System Services, Inc. sr. unsec. unsub. notes 4.00%, 6/1/23	55,000	57,734
Townsquare Media, Inc. 144A company guaranty sr. unsec. notes 6.50%, 4/1/23	5,000	4,988
TRI Pointe Group, Inc./TRI Pointe Homes, Inc. company guaranty sr. unsec. unsub. notes 5.875%, 6/15/24	10,000	10,650
TWDC Enterprises 18 Corp. sr. unsec. notes 2.75%, 8/16/21	30,000	30,440
TWDC Enterprises 18 Corp. 144A company guaranty sr. unsec. bonds 7.75%, 12/1/45	150,000	262,092
Univision Communications, Inc. 144A company guaranty sr. sub. notes 5.125%, 2/15/25	15,000	14,578
Viacom, Inc. sr. unsec. unsub. notes 4.50%, 3/1/21	70,000	72,069
Weekley Homes, LLC/Weekley Finance Corp. sr. unsec. notes 6.00%, 2/1/23	10,000	9,971
Werner FinCo LP/Werner FinCo, Inc. 144A company guaranty sr. unsec. notes 8.75%, 7/15/25	20,000	17,100
WMG Acquisition Corp. 144A company guaranty sr. notes 5.00%, 8/1/23	10,000	10,225
WMG Acquisition Corp. 144A company guaranty sr. unsec. notes 5.50%, 4/15/26	5,000	5,250
Wolverine World Wide, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 9/1/26	10,000	10,050
Wyndham Hotels & Resorts, Inc. 144A company guaranty sr. unsec. notes 5.375%, 4/15/26	10,000	10,450
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 144A company guaranty sr. unsec. sub. notes 5.25%, 5/15/27	25,000	25,688
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A sr. unsec. bonds 5.125%, 10/1/29	10,000	10,479

		2,802,667
Consumer staples (0.6%)
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty notes 5.00%, 10/15/25 (Canada)	15,000	15,469
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. notes 4.625%, 1/15/22 (Canada)	5,000	5,000
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. sub. notes 4.25%, 5/15/24 (Canada)	15,000	15,437
Albertsons Cos., LLC/Safeway, Inc./New Albertsons LP/Albertson's, LLC 144A company guaranty sr. unsec. notes 7.50%, 3/15/26	10,000	11,125
Anheuser-Busch Cos., LLC/Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 3.65%, 2/1/26	35,000	37,495
Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. bonds 5.55%, 1/23/49	13,000	17,013
Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 4.75%, 1/23/29	15,000	17,434
Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 4.15%, 1/23/25	13,000	14,199
Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 2.50%, 7/15/22	60,000	60,836
Ascend Learning, LLC 144A sr. unsec. notes 6.875%, 8/1/25	15,000	15,525
Ascend Learning, LLC 144A sr. unsec. notes 6.875%, 8/1/25	5,000	5,200
Brand Energy & Infrastructure Services, Inc. 144A sr. unsec. notes 8.50%, 7/15/25	20,000	18,900
CVS Pass-Through Trust sr. notes 6.036%, 12/10/28	2,889	3,231
Energizer Holdings, Inc. 144A company guaranty sr. unsec. sub. notes 6.375%, 7/15/26	5,000	5,356
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 7.00%, 10/15/37	50,000	70,802
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 5.625%, 3/15/42	60,000	76,029
Fresh Market, Inc. (The) 144A company guaranty sr. notes 9.75%, 5/1/23	10,000	5,800
Go Daddy Operating Co, LLC/GD Finance Co., Inc. 144A company guaranty sr. unsec. notes 5.25%, 12/1/27	5,000	5,256
Golden Nugget, Inc. 144A company guaranty sr. unsec. sub. notes 8.75%, 10/1/25	15,000	15,638
Golden Nugget, Inc. 144A sr. unsec. notes 6.75%, 10/15/24	20,000	20,350
Itron, Inc. 144A company guaranty sr. unsec. notes 5.00%, 1/15/26	20,000	20,606
Keurig Dr Pepper, Inc. company guaranty sr. unsec. unsub. notes 4.597%, 5/25/28	65,000	72,790
Keurig Dr Pepper, Inc. company guaranty sr. unsec. unsub. notes 4.417%, 5/25/25	11,000	11,972
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 5.25%, 6/1/26	15,000	15,878
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 5.00%, 6/1/24	15,000	15,563
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 4.75%, 6/1/27	10,000	10,413
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.875%, 11/1/26	37,000	38,758
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.625%, 11/1/24	5,000	5,262
Match Group, Inc. 144A sr. unsec. bonds 5.00%, 12/15/27	15,000	15,563
Netflix, Inc. sr. unsec. notes 4.875%, 4/15/28	10,000	10,175
Netflix, Inc. sr. unsec. unsub. notes 5.875%, 11/15/28	20,000	21,726
Netflix, Inc. 144A sr. unsec. bonds 6.375%, 5/15/29	5,000	5,538
Newell Brands, Inc. sr. unsec. unsub. notes 4.20%, 4/1/26	10,000	10,462
Resideo Funding, Inc. 144A company guaranty sr. unsec. notes 6.125%, 11/1/26	10,000	10,550
Rite Aid Corp. 144A company guaranty sr. unsec. unsub. notes 6.125%, 4/1/23	15,000	11,900
Walgreens Boots Alliance, Inc. sr. unsec. unsub. notes 3.30%, 11/18/21	60,000	61,263
Yum! Brands, Inc. 144A sr. unsec. bonds 4.75%, 1/15/30	5,000	5,163

		779,677
Energy (1.5%)
Antero Resources Corp. company guaranty sr. unsec. notes 5.625%, 6/1/23	5,000	4,325
Antero Resources Corp. company guaranty sr. unsec. sub. notes 5.375%, 11/1/21	13,000	12,545
Antero Resources Corp. company guaranty sr. unsec. sub. notes 5.125%, 12/1/22	8,000	7,030
Apache Corp. sr. unsec. unsub. notes 3.25%, 4/15/22	18,000	18,325
Apergy Corp. company guaranty sr. unsec. notes 6.375%, 5/1/26	15,000	14,888
Ascent Resources Utica Holdings, LLC/ARU Finance Corp. 144A sr. unsec. notes 10.00%, 4/1/22	11,000	10,997
Ascent Resources Utica Holdings, LLC/ARU Finance Corp. 144A sr. unsec. notes 7.00%, 11/1/26	5,000	4,175
Baytex Energy Corp. 144A company guaranty sr. unsec. sub. notes 5.625%, 6/1/24 (Canada)	5,000	4,600
BP Capital Markets America, Inc. company guaranty sr. unsec. notes 3.119%, 5/4/26	70,000	72,982
BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 3.279%, 9/19/27 (United Kingdom)	35,000	36,838
California Resources Corp. 144A company guaranty notes 8.00%, 12/15/22	6,000	2,970
Cenovus Energy, Inc. sr. unsec. bonds 6.75%, 11/15/39 (Canada)	10,000	12,213
Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 5.875%, 3/31/25	10,000	11,126
Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 5.125%, 6/30/27	60,000	65,663
Chesapeake Energy Corp. company guaranty sr. unsec. notes 8.00%, 6/15/27	5,000	3,401
Chesapeake Energy Corp. company guaranty sr. unsec. notes 8.00%, 1/15/25	20,000	14,450
Comstock Escrow Corp. company guaranty sr. unsec. sub. notes 9.75%, 8/15/26	5,000	4,179
Concho Resources, Inc. company guaranty sr. unsec. notes 3.75%, 10/1/27	44,000	45,732
Covey Park Energy, LLC/Covey Park Finance Corp. 144A company guaranty sr. unsec. notes 7.50%, 5/15/25	20,000	16,000
DCP Midstream Operating LP 144A company guaranty sr. unsec. unsub. bonds 6.75%, 9/15/37	10,000	10,525
Denbury Resources, Inc. 144A company guaranty notes 9.00%, 5/15/21	12,000	11,130
Diamondback Energy, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 5/31/25	20,000	20,871
Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. bonds 5.75%, 1/30/28	20,000	21,150
Energy Transfer Partners LP company guaranty sr. unsec. notes 5.875%, 1/15/24	48,000	53,360
Energy Transfer Partners LP jr. unsec. sub. FRB Ser. B, 6.625%, perpetual maturity	91,000	85,995
Energy Transfer Partners LP sr. unsec. unsub. bonds 6.125%, 12/15/45	8,000	9,386
Energy Transfer Partners LP sr. unsec. unsub. notes 5.20%, 2/1/22	25,000	26,335
EOG Resources, Inc. sr. unsec. unsub. notes 2.625%, 3/15/23	50,000	50,964
EP Energy, LLC/Everest Acquisition Finance, Inc. 144A company guaranty sr. notes 7.75%, 5/15/26 (In default)(NON)	10,000	7,500
Equinor ASA company guaranty sr. unsec. notes 5.10%, 8/17/40 (Norway)	40,000	51,603
Equinor ASA company guaranty sr. unsec. unsub. notes 2.90%, 11/8/20 (Norway)	30,000	30,314
Exxon Mobil Corp. sr. unsec. unsub. notes 2.222%, 3/1/21	115,000	115,602
Hess Infrastructure Partners LP/Hess Infrastructure Partners Finance Corp. 144A sr. unsec. notes 5.625%, 2/15/26	20,000	20,900
Holly Energy Partners LP/Holly Energy Finance Corp. 144A company guaranty sr. unsec. notes 6.00%, 8/1/24	25,000	26,000
Indigo Natural Resources, LLC 144A sr. unsec. notes 6.875%, 2/15/26	15,000	13,519
Marathon Petroleum Corp. sr. unsec. unsub. notes 6.50%, 3/1/41	25,000	31,117
MEG Energy Corp. 144A company guaranty sr. unsec. notes 6.375%, 1/30/23 (Canada)	5,000	4,825
MEG Energy Corp. 144A notes 6.50%, 1/15/25 (Canada)	20,000	20,400
Nabors Industries, Inc. company guaranty sr. unsec. notes 5.75%, 2/1/25	20,000	14,800
Newfield Exploration Co. sr. unsec. unsub. notes 5.75%, 1/30/22	25,000	26,625
Nine Energy Service, Inc. 144A sr. unsec. notes 8.75%, 11/1/23	5,000	4,050
Noble Holding International, Ltd. company guaranty sr. unsec. unsub. notes 7.75%, 1/15/24	5,000	3,250
Noble Holding International, Ltd. 144A company guaranty sr. unsec. notes 7.875%, 2/1/26	5,000	3,600
Oasis Petroleum, Inc. company guaranty sr. unsec. sub. notes 6.875%, 1/15/23	5,000	4,550
Oasis Petroleum, Inc. company guaranty sr. unsec. unsub. notes 6.875%, 3/15/22	19,000	17,718
Oasis Petroleum, Inc. 144A sr. unsec. notes 6.25%, 5/1/26	5,000	4,050
Petrobras Global Finance BV company guaranty sr. unsec. unsub. bonds 7.375%, 1/17/27 (Brazil)	66,000	79,715
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.25%, 3/17/24 (Brazil)	80,000	89,700
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.125%, 1/17/22 (Brazil)	9,000	9,653
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 5.999%, 1/27/28 (Brazil)	8,000	8,900
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 5.299%, 1/27/25 (Brazil)	2,000	2,183
Petrobras Global Finance BV 144A company guaranty sr. unsec. bonds 5.093%, 1/15/30 (Brazil)	15,000	15,647
Petroleos de Venezuela SA 144A company guaranty sr. unsec. notes 6.00%, 11/15/26 (Venezuela) (In default)(NON)	40,000	3,200
Petroleos Mexicanos 144A company guaranty sr. unsec. unsub. notes 7.69%, 1/23/50 (Mexico)	37,000	38,573
Petroleos Mexicanos 144A company guaranty sr. unsec. unsub. notes 6.84%, 1/23/30 (Mexico)	54,000	55,939
Precision Drilling Corp. 144A company guaranty sr. unsec. notes 7.125%, 1/15/26 (Canada)	15,000	13,838
Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 4.50%, 11/1/23	9,000	9,530
Rose Rock Midstream LP/Rose Rock Finance Corp. company guaranty sr. unsec. sub. notes 5.625%, 7/15/22	5,000	5,075
Sabine Pass Liquefaction, LLC sr. notes 5.00%, 3/15/27	12,000	13,231
SESI, LLC company guaranty sr. unsec. notes 7.75%, 9/15/24	5,000	2,825
SESI, LLC company guaranty sr. unsec. unsub. notes 7.125%, 12/15/21	10,000	6,813
Seventy Seven Energy, Inc. escrow sr. unsec. notes 6.50%, 7/15/22(F)	5,000	1
Seventy Seven Operating, LLC escrow company guaranty sr. unsec. unsub. notes 6.625%, 11/15/19(F)	20,000	2
Shell International Finance BV company guaranty sr. unsec. unsub. notes 2.875%, 5/10/26 (Netherlands)	70,000	72,847
Shell International Finance BV company guaranty sr. unsec. unsub. notes 2.125%, 5/11/20 (Netherlands)	110,000	110,148
SM Energy Co. sr. unsec. notes 6.625%, 1/15/27	5,000	4,313
SM Energy Co. sr. unsec. sub. notes 5.00%, 1/15/24	10,000	8,975
SM Energy Co. sr. unsec. unsub. notes 6.75%, 9/15/26	10,000	8,750
SM Energy Co. sr. unsec. unsub. notes 6.125%, 11/15/22	4,000	3,833
Spectra Energy Partners LP sr. unsec. notes 3.375%, 10/15/26	38,000	39,329
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 144A company guaranty sr. unsec. notes 5.50%, 1/15/28	10,000	9,774
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. unsub. notes 5.00%, 1/15/28	35,000	35,396
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 144A company guaranty sr. unsec. notes 6.875%, 1/15/29	5,000	5,463
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 144A company guaranty sr. unsec. notes 6.50%, 7/15/27	5,000	5,455
Total Capital International SA company guaranty sr. unsec. unsub. notes 2.75%, 6/19/21 (France)	115,000	116,477
Transcanada Trust company guaranty jr. unsec. sub. FRB 5.30%, 3/15/77 (Canada)	15,000	14,925
Transocean Pontus, Ltd. 144A company guaranty sr. notes 6.125%, 8/1/25 (Cayman Islands)	8,900	9,034
Transocean Poseidon, Ltd. 144A company guaranty sr. notes 6.875%, 2/1/27	5,000	5,200
Transocean Sentry Ltd. 144A company guaranty sr. notes 5.375%, 5/15/23 (Cayman Islands)	10,000	9,988
Transocean, Inc. company guaranty sr. unsec. unsub. bonds 7.50%, 4/15/31	5,000	3,525
USA Compression Partners LP/USA Compression Finance Corp. company guaranty sr. unsec. notes 6.875%, 4/1/26	10,000	10,375
USA Compression Partners LP/USA Compression Finance Corp. 144A sr. unsec. notes 6.875%, 9/1/27	5,000	5,163
Valaris PLC sr. unsec. notes 7.75%, 2/1/26 (United Kingdom)	5,000	2,676
WPX Energy, Inc. sr. unsec. notes 8.25%, 8/1/23	10,000	11,250
WPX Energy, Inc. sr. unsec. notes 5.75%, 6/1/26	5,000	5,125
WPX Energy, Inc. sr. unsec. sub. notes 5.25%, 10/15/27	10,000	10,050

		1,915,474
Financials (3.6%)
AIG Global Funding 144A sr. notes 2.15%, 7/2/20	30,000	30,021
Air Lease Corp. sr. unsec. notes 2.50%, 3/1/21	50,000	50,145
Air Lease Corp. sr. unsec. sub. bonds 4.625%, 10/1/28	29,000	31,924
Air Lease Corp. sr. unsec. sub. notes 3.25%, 10/1/29	12,000	11,831
Alliant Holdings Intermediate, LLC 144A sr. unsec. notes 8.25%, 8/1/23	10,000	10,213
Ally Financial, Inc. company guaranty sr. unsec. notes 8.00%, 11/1/31	29,000	40,093
Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 8.00%, 3/15/20	13,000	13,275
Ally Financial, Inc. sub. unsec. notes 5.75%, 11/20/25	40,000	44,801
American International Group, Inc. jr. unsec. sub. FRB 8.175%, 5/15/58	48,000	63,514
Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.10%, perpetual maturity	46,000	50,370
Bank of America Corp. jr. unsec. sub. FRN Ser. Z, 6.50%, perpetual maturity	5,000	5,563
Bank of America Corp. unsec. sub. notes 6.11%, 1/29/37	195,000	255,301
Bank of Montreal sr. unsec. unsub. notes Ser. D, 3.10%, 4/13/21 (Canada)	30,000	30,515
Bank of Montreal unsec. sub. FRN 3.803%, 12/15/32 (Canada)	3,000	3,111
BB&T Corp. jr. unsec. sub. FRB 4.80%, perpetual maturity	10,000	10,000
Berkshire Hathaway Finance Corp. company guaranty sr. unsec. notes 4.30%, 5/15/43	29,000	34,176
Berkshire Hathaway Finance Corp. company guaranty sr. unsec. unsub. notes 4.25%, 1/15/21	94,000	96,807
Camden Property Trust sr. unsec. unsub. notes 4.875%, 6/15/23(R)	65,000	70,672
Cantor Fitzgerald LP 144A unsec. bonds 7.875%, 10/15/19	30,000	30,060
Cantor Fitzgerald LP 144A unsec. notes 6.50%, 6/17/22	20,000	21,574
CBRE Services, Inc. company guaranty sr. unsec. notes 5.25%, 3/15/25	5,000	5,598
CIT Group, Inc. sr. unsec. sub. notes 5.00%, 8/1/23	10,000	10,650
CIT Group, Inc. sr. unsec. unsub. notes 5.25%, 3/7/25	46,000	50,140
CIT Group, Inc. sr. unsec. unsub. notes 5.00%, 8/15/22	2,000	2,119
Citigroup, Inc. sr. unsec. FRB 3.668%, 7/24/28	204,000	216,061
Citigroup, Inc. sr. unsec. notes 2.65%, 10/26/20	58,000	58,355
Citigroup, Inc. sr. unsec. unsub. FRB 3.887%, 1/10/28	50,000	53,558
Citigroup, Inc. unsec. sub. bonds 4.75%, 5/18/46	10,000	11,662
Citigroup, Inc. unsec. sub. bonds 4.45%, 9/29/27	46,000	50,189
CNO Financial Group, Inc. sr. unsec. notes 5.25%, 5/30/29	10,000	10,950
CNO Financial Group, Inc. sr. unsec. unsub. notes 5.25%, 5/30/25	10,000	10,748
Commonwealth Bank of Australia 144A sr. unsec. notes 3.15%, 9/19/27 (Australia)	75,000	79,270
Commonwealth Bank of Australia 144A unsec. notes 2.20%, 11/9/20 (Australia)	147,000	147,272
Credit Acceptance Corp. company guaranty sr. unsec. notes 7.375%, 3/15/23	5,000	5,188
Credit Acceptance Corp. 144A company guaranty sr. unsec. notes 6.625%, 3/15/26	5,000	5,350
Digital Realty Trust LP company guaranty sr. unsec. bonds 4.45%, 7/15/28(R)	28,000	30,954
ESH Hospitality, Inc. 144A company guaranty sr. unsec. notes 5.25%, 5/1/25(R)	10,000	10,340
Fairfax Financial Holdings, Ltd. sr. unsec. notes 4.85%, 4/17/28 (Canada)	65,000	70,316
Fairfax US, Inc. 144A company guaranty sr. unsec. notes 4.875%, 8/13/24	30,000	32,042
Fifth Third Bancorp jr. unsec. sub. FRB 5.10%, perpetual maturity	16,000	16,176
Five Corners Funding Trust 144A sr. unsec. bonds 4.419%, 11/15/23	135,000	145,464
Freedom Mortgage Corp. 144A sr. unsec. notes 8.25%, 4/15/25	15,000	13,763
Freedom Mortgage Corp. 144A sr. unsec. notes 8.125%, 11/15/24	5,000	4,600
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. notes 5.25%, 6/1/25	10,000	11,034
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 4/15/26	20,000	21,997
goeasy, Ltd. 144A company guaranty sr. unsec. notes 7.875%, 11/1/22 (Canada)	5,000	5,200
Goldman Sachs Group, Inc. (The) sr. unsec. FRB 4.223%, 5/1/29	107,000	116,800
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 2.55%, 10/23/19	107,000	107,013
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 2.60%, 12/27/20	163,000	163,197
Goldman Sachs Group, Inc. (The) unsec. sub. notes 6.75%, 10/1/37	24,000	32,333
HUB International, Ltd. 144A sr. unsec. notes 7.00%, 5/1/26	20,000	20,544
Huntington Bancshares, Inc. unsec. notes 4.35%, 2/4/23	40,000	42,166
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.75%, 2/1/24	10,000	10,400
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.25%, 2/1/22	10,000	10,260
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 144A company guaranty sr. unsec. notes 6.25%, 5/15/26	10,000	10,488
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 144A company guaranty sr. unsec. notes 4.75%, 9/15/24	5,000	4,995
International Lease Finance Corp. sr. unsec. unsub. notes 5.875%, 8/15/22	14,000	15,369
iStar, Inc. sr. unsec. notes 4.75%, 10/1/24(R)	15,000	15,264
iStar, Inc. sr. unsec. unsub. notes 5.25%, 9/15/22(R)	5,000	5,106
JPMorgan Chase & Co. jr. unsec. bonds 6.10%, perpetual maturity	21,000	22,782
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. Z, 5.30%, perpetual maturity	80,000	80,900
JPMorgan Chase & Co. sr. unsec. unsub. FRB 3.964%, 11/15/48	300,000	336,339
KKR Group Finance Co. III, LLC 144A company guaranty sr. unsec. unsub. bonds 5.125%, 6/1/44	30,000	35,147
LPL Holdings, Inc. 144A company guaranty sr. unsec. notes 5.75%, 9/15/25	20,000	20,800
Macquarie Bank, Ltd. 144A sr. unsec. notes 2.85%, 7/29/20 (Australia)	40,000	40,264
Marsh & McLennan Cos., Inc. sr. unsec. sub. notes 4.375%, 3/15/29	22,000	24,882
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. company guaranty sr. unsec. notes 5.625%, 5/1/24(R)	5,000	5,481
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. company guaranty sr. unsec. notes 4.50%, 1/15/28(R)	5,000	5,188
Morgan Stanley sr. unsec. unsub. notes 4.375%, 1/22/47	40,000	46,950
Morgan Stanley sr. unsec. unsub. notes 3.625%, 1/20/27	185,000	195,886
Morgan Stanley sr. unsec. unsub. notes 2.65%, 1/27/20	45,000	45,068
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 9.125%, 7/15/26	5,000	5,319
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 8.125%, 7/15/23	10,000	10,413
Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. unsub. notes 6.50%, 7/1/21	12,000	12,030
Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 4.875%, 4/15/45	30,000	31,368
Provident Funding Associates LP/PFG Finance Corp. 144A sr. unsec. notes 6.375%, 6/15/25	15,000	14,588
Prudential Financial, Inc. jr. unsec. sub. FRN 5.625%, 6/15/43	25,000	26,813
Prudential Financial, Inc. jr. unsec. sub. FRN 5.20%, 3/15/44	54,000	56,295
Regions Financial Corp. sr. unsec. unsub. notes 2.75%, 8/14/22	45,000	45,659
Royal Bank of Canada unsec. sub. notes Ser. GMTN, 4.65%, 1/27/26 (Canada)	45,000	49,700
Service Properties Trust sr. unsec. notes 4.375%, 2/15/30(R)	21,000	20,097
Springleaf Finance Corp. company guaranty sr. unsec. sub. notes 7.125%, 3/15/26	5,000	5,547
Springleaf Finance Corp. company guaranty sr. unsec. sub. notes 6.625%, 1/15/28	5,000	5,377
Springleaf Finance Corp. company guaranty sr. unsec. unsub. notes 6.875%, 3/15/25	10,000	11,019
Starwood Property Trust, Inc. sr. unsec. notes 4.75%, 3/15/25(R)	15,000	15,515
Swiss Re Treasury US Corp. 144A company guaranty sr. unsec. notes 4.25%, 12/6/42	90,000	103,338
Taylor Morrison Communities, Inc. 144A sr. unsec. notes 5.75%, 1/15/28	5,000	5,425
TMX Finance, LLC/TitleMax Finance Corp. 144A sr. notes 11.125%, 4/1/23	10,000	9,250
Toronto-Dominion Bank (The) unsec. sub. FRB 3.625%, 9/15/31 (Canada)	58,000	60,099
UBS Group Funding (Switzerland) AG 144A company guaranty sr. unsec. notes 3.491%, 5/23/23 (Switzerland)	200,000	205,432
USIS Merger Sub, Inc. 144A sr. unsec. notes 6.875%, 5/1/25	20,000	20,300
Vnesheconombank Via VEB Finance PLC 144A sr. unsec. unsub. notes 6.80%, 11/22/25 (Russia)	100,000	115,769
Wells Fargo & Co. jr. unsec. sub. FRB Ser. U, 5.875%, perpetual maturity	8,000	8,760
Wells Fargo & Co. sr. unsec. notes Ser. GMTN, 2.60%, 7/22/20	80,000	80,378
Westpac Banking Corp. sr. unsec. unsub. notes 4.875%, 11/19/19 (Australia)	80,000	80,280
Westpac Banking Corp. sr. unsec. unsub. notes 2.15%, 3/6/20 (Australia)	135,000	135,051
Westpac Banking Corp. unsec. sub. bonds 4.421%, 7/24/39 (Australia)	5,000	5,518
WeWork Cos, Inc. 144A company guaranty sr. unsec. notes 7.875%, 5/1/25	5,000	4,244

		4,540,168
Health care (1.4%)
Air Medical Merger Sub Corp. 144A sr. unsec. notes 6.375%, 5/15/23	10,000	8,750
Allergan Funding SCS company guaranty sr. unsec. notes 3.45%, 3/15/22 (Luxembourg)	26,000	26,644
Allergan Funding SCS company guaranty sr. unsec. unsub. notes 3.80%, 3/15/25 (Luxembourg)	15,000	15,707
Amgen, Inc. sr. unsec. notes 3.45%, 10/1/20	125,000	126,444
ASP AMC Merger Sub, Inc. 144A sr. unsec. notes 8.00%, 5/15/25	15,000	10,200
Bausch Health Americas, Inc. 144A company guaranty sr. unsec. notes 9.25%, 4/1/26	15,000	17,044
Bausch Health Americas, Inc. 144A sr. unsec. notes 8.50%, 1/31/27	15,000	16,819
Bausch Health Cos., Inc. 144A company guaranty sr. notes 5.50%, 11/1/25	5,000	5,232
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 9.00%, 12/15/25	10,000	11,225
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 7.25%, 5/30/29	10,000	10,923
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 7.00%, 1/15/28	5,000	5,386
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 6.125%, 4/15/25	40,000	41,450
Bausch Health Cos., Inc. 144A company guaranty sr. unsub. notes 7.00%, 3/15/24	15,000	15,764
Bausch Health Cos., Inc. 144A company guaranty sr. unsub. notes 6.50%, 3/15/22	5,000	5,169
Bausch Health Cos., Inc. 144A sr. notes 5.75%, 8/15/27	5,000	5,404
Becton Dickinson and Co. sr. unsec. unsub. bonds 3.70%, 6/6/27	21,000	22,293
Bristol-Myers Squibb Co. 144A sr. unsec. bonds 3.40%, 7/26/29	19,000	20,294
Bristol-Myers Squibb Co. 144A sr. unsec. notes 2.90%, 7/26/24	81,000	83,506
Centene Corp. sr. unsec. unsub. notes 6.125%, 2/15/24	15,000	15,603
Centene Corp. sr. unsec. unsub. notes 4.75%, 5/15/22	20,000	20,404
Centene Escrow I Corp. 144A sr. unsec. notes 5.375%, 6/1/26	5,000	5,231
CHS/Community Health Systems, Inc. company guaranty sr. notes 6.25%, 3/31/23	45,000	44,701
CHS/Community Health Systems, Inc. company guaranty sr. unsec. notes 6.875%, 2/1/22	14,000	10,623
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 8.00%, 3/15/26	5,000	4,988
CHS/Community Health Systems, Inc. 144A company guaranty sub. notes 8.125%, 6/30/24	13,000	10,335
Cigna Corp. company guaranty sr. unsec. unsub. notes 3.75%, 7/15/23	75,000	78,538
Cigna Holding Co. sr. unsec. unsub. notes 4.50%, 3/15/21	80,000	82,302
CVS Health Corp. sr. unsec. unsub. notes 4.78%, 3/25/38	99,000	108,423
CVS Health Corp. sr. unsec. unsub. notes 3.70%, 3/9/23	40,000	41,638
CVS Pass-Through Trust 144A sr. mtge. notes 4.704%, 1/10/36	41,576	45,555
Eagle Holding Co II, LLC 144A unsec. notes 7.75%, 5/15/22(PIK)	5,000	5,044
HCA, Inc. company guaranty sr. bonds 5.25%, 6/15/26	15,000	16,703
HCA, Inc. company guaranty sr. notes 4.125%, 6/15/29	10,000	10,487
HCA, Inc. company guaranty sr. sub. bonds 5.50%, 6/15/47	15,000	16,864
HCA, Inc. company guaranty sr. sub. notes 5.00%, 3/15/24	15,000	16,379
HCA, Inc. company guaranty sr. unsec. unsub. notes 7.50%, 2/15/22	4,000	4,435
Hologic, Inc. 144A company guaranty sr. unsec. notes 4.375%, 10/15/25	5,000	5,125
Jaguar Holding Co. II/Pharmaceutical Product Development, LLC 144A company guaranty sr. unsec. notes 6.375%, 8/1/23	15,000	15,506
Mallinckrodt International Finance SA/Mallinckrodt CB, LLC 144A company guaranty sr. unsec. unsub. notes 5.50%, 4/15/25 (Luxembourg)	10,000	2,900
Merck & Co., Inc. sr. unsec. notes 2.90%, 3/7/24	10,000	10,391
Merck & Co., Inc. sr. unsec. unsub. notes 3.70%, 2/10/45	50,000	56,389
Molina Healthcare, Inc. company guaranty sr. unsec. notes 5.375%, 11/15/22	10,000	10,600
Molina Healthcare, Inc. 144A company guaranty sr. unsec. notes 4.875%, 6/15/25	5,000	5,025
Novartis Capital Corp. company guaranty sr. unsec. unsub. bonds 4.00%, 11/20/45	80,000	94,130
Pfizer, Inc. sr. unsec. unsub. notes 3.00%, 12/15/26	40,000	42,113
Pfizer, Inc. sr. unsec. unsub. notes 1.70%, 12/15/19	55,000	54,955
Service Corp. International sr. unsec. bonds 5.125%, 6/1/29	15,000	16,031
Service Corp. International sr. unsec. notes 4.625%, 12/15/27	15,000	15,657
Service Corp. International sr. unsec. unsub. notes 5.375%, 5/15/24	33,000	34,057
Shire Acquisitions Investments Ireland DAC company guaranty sr. unsec. unsub. notes 3.20%, 9/23/26 (Ireland)	46,000	47,369
Shire Acquisitions Investments Ireland DAC company guaranty sr. unsec. unsub. notes 2.875%, 9/23/23 (Ireland)	40,000	40,778
Sotera Health Holdings, LLC 144A sr. unsec. notes 6.50%, 5/15/23	10,000	10,213
Tenet Healthcare Corp. company guaranty sr. notes 4.625%, 7/15/24	5,000	5,139
Tenet Healthcare Corp. sr. unsec. notes 8.125%, 4/1/22	15,000	16,223
Tenet Healthcare Corp. 144A company guaranty notes 6.25%, 2/1/27	5,000	5,208
Tenet Healthcare Corp. 144A company guaranty sr. notes 5.125%, 11/1/27	20,000	20,667
Tenet Healthcare Corp. 144A company guaranty sr. notes 4.875%, 1/1/26	35,000	35,919
UnitedHealth Group, Inc. sr. unsec. unsub. notes 3.95%, 10/15/42	90,000	97,120
UnitedHealth Group, Inc. sr. unsec. unsub. notes 2.75%, 2/15/23	90,000	91,776
WellCare Health Plans, Inc. sr. unsec. notes 5.25%, 4/1/25	5,000	5,206
WellCare Health Plans, Inc. 144A sr. unsec. notes 5.375%, 8/15/26	5,000	5,337
Zoetis, Inc. sr. unsec. notes 3.90%, 8/20/28	35,000	38,297

		1,768,638
Technology (1.7%)
Alphabet, Inc. sr. unsec. notes 3.625%, 5/19/21	120,000	123,271
Alphabet, Inc. sr. unsec. notes 1.998%, 8/15/26	35,000	35,100
Analog Devices, Inc. sr. unsec. unsub. notes 2.85%, 3/12/20	60,000	60,216
Apple, Inc. sr. unsec. notes 3.45%, 5/6/24	40,000	42,563
Apple, Inc. sr. unsec. notes 2.85%, 5/11/24	25,000	25,937
Apple, Inc. sr. unsec. unsub. notes 4.375%, 5/13/45	80,000	96,847
Apple, Inc. sr. unsec. unsub. notes 3.85%, 5/4/43	27,000	30,284
Apple, Inc. sr. unsec. unsub. notes 2.00%, 5/6/20	30,000	30,015
Avaya, Inc. 144A escrow notes 7.00%, 4/1/20	34,000	—
Banff Merger Sub, Inc. 144A sr. unsec. notes 9.75%, 9/1/26	15,000	14,318
Broadcom Corp./Broadcom Cayman Finance, Ltd. company guaranty sr. unsec. unsub. notes 3.875%, 1/15/27	35,000	35,148
Broadcom Corp./Broadcom Cayman Finance, Ltd. company guaranty sr. unsec. unsub. notes 3.50%, 1/15/28	90,000	87,714
Cisco Systems, Inc. sr. unsec. unsub. notes 2.50%, 9/20/26	35,000	36,000
Cisco Systems, Inc. sr. unsec. unsub. notes 2.20%, 2/28/21	75,000	75,388
CommScope Finance, LLC 144A sr. notes 6.00%, 3/1/26	5,000	5,174
CommScope Finance, LLC 144A sr. notes 5.50%, 3/1/24	5,000	5,144
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A company guaranty sr. notes 6.02%, 6/15/26	83,000	93,340
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A company guaranty sr. unsec. notes 7.125%, 6/15/24	15,000	15,810
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr. bonds 8.35%, 7/15/46	10,000	13,189
Dun & Bradstreet Corp. (The) 144A sr. notes 6.875%, 8/15/26	5,000	5,450
Fidelity National Information Services, Inc. sr. unsec. notes 3.75%, 5/21/29	43,000	46,646
Fidelity National Information Services, Inc. sr. unsec. notes 3.00%, 8/15/26	11,000	11,326
Fidelity National Information Services, Inc. sr. unsec. sub. notes Ser. 10Y, 4.25%, 5/15/28	18,000	20,078
Fiserv, Inc. sr. unsec. bonds 3.50%, 7/1/29	15,000	15,782
Fiserv, Inc. sr. unsec. sub. bonds 4.20%, 10/1/28	55,000	60,841
IBM Corp. sr. unsec. unsub. notes 1.875%, 8/1/22	140,000	139,427
Inception Merger Sub, Inc./Rackspace Hosting, Inc. 144A sr. unsec. notes 8.625%, 11/15/24	4,000	3,680
Infor US, Inc. company guaranty sr. unsec. notes 6.50%, 5/15/22	10,000	10,163
Legrand France SA sr. unsec. unsub. notes 8.50%, 2/15/25 (France)	43,000	55,931
Microchip Technology, Inc. company guaranty sr. notes 4.333%, 6/1/23	44,000	46,208
Microsoft Corp. sr. unsec. unsub. notes 5.30%, 2/8/41	25,000	34,418
Microsoft Corp. sr. unsec. unsub. notes 3.70%, 8/8/46	150,000	170,719
Microsoft Corp. sr. unsec. unsub. notes 1.55%, 8/8/21	80,000	79,665
Oracle Corp. sr. unsec. unsub. bonds 4.00%, 11/15/47	35,000	39,169
Oracle Corp. sr. unsec. unsub. notes 5.375%, 7/15/40	35,000	45,515
Oracle Corp. sr. unsec. unsub. notes 2.65%, 7/15/26	10,000	10,210
Oracle Corp. sr. unsec. unsub. notes 2.50%, 10/15/22	80,000	81,126
Oracle Corp. sr. unsec. unsub. notes 2.25%, 10/8/19	95,000	95,002
Plantronics, Inc. 144A company guaranty sr. unsec. notes 5.50%, 5/31/23	15,000	15,038
Qorvo, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 7/15/26	10,000	10,563
Salesforce.com, Inc. sr. unsec. unsub. notes 3.70%, 4/11/28	100,000	109,760
Solera, LLC / Solera Finance, Inc. 144A sr. unsec. notes 10.50%, 3/1/24	15,000	15,857
SS&C Technologies, Inc. 144A company guaranty sr. unsec. notes 5.50%, 9/30/27	5,000	5,213
Tempo Acquisition, LLC/Tempo Acquisition Finance Corp. 144A sr. unsec. notes 6.75%, 6/1/25	25,000	25,750
TTM Technologies, Inc. 144A company guaranty sr. unsec. notes 5.625%, 10/1/25	20,000	20,000
VMware, Inc. sr. unsec. notes 3.90%, 8/21/27	15,000	15,427
Western Digital Corp. company guaranty sr. unsec. notes 4.75%, 2/15/26	70,000	72,012

		2,086,434
Transportation (0.1%)
CSX Corp. sr. unsec. unsub. notes 4.10%, 3/15/44	70,000	76,108
Delta Air Lines, Inc. sr. notes Ser. A, 7.75%, 12/17/19	14,744	14,897
FedEx Corp. company guaranty sr. unsec. unsub. notes 2.625%, 8/1/22	15,000	15,149
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. bonds 3.40%, 11/15/26	16,000	16,353
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. notes 3.90%, 2/1/24	20,000	21,099
Watco Cos., LLC/Watco Finance Corp. 144A company guaranty sr. unsec. notes 6.375%, 4/1/23	24,000	24,360

		167,966
Utilities and power (1.2%)
AES Corp./Virginia (The) sr. unsec. unsub. notes 5.50%, 4/15/25	35,000	36,313
AES Corp./Virginia (The) sr. unsec. unsub. notes 5.125%, 9/1/27	25,000	26,563
AES Corp./Virginia (The) sr. unsec. unsub. notes 4.875%, 5/15/23	6,000	6,105
AES Corp./Virginia (The) sr. unsec. unsub. notes 4.50%, 3/15/23	5,000	5,113
American Electric Power Co., Inc. sr. unsec. unsub. notes Ser. J, 4.30%, 12/1/28	55,000	61,626
American Transmission Systems, Inc. 144A sr. unsec. unsub. bonds 5.00%, 9/1/44	50,000	63,867
Berkshire Hathaway Energy Co. sr. unsec. unsub. bonds 6.125%, 4/1/36	39,000	54,018
Calpine Corp. sr. unsec. sub. notes 5.75%, 1/15/25	25,000	25,438
Calpine Corp. 144A company guaranty sr. notes 5.25%, 6/1/26	10,000	10,350
Calpine Corp. 144A company guaranty sr. sub. notes 5.875%, 1/15/24	3,000	3,060
Colorado Interstate Gas Co., LLC company guaranty sr. unsec. notes 6.85%, 6/15/37	8,000	9,473
Commonwealth Edison Co. 1st mtge. bonds 5.90%, 3/15/36	28,000	38,120
Consolidated Edison Co. of New York, Inc. sr. unsec. unsub. notes 4.20%, 3/15/42	45,000	50,813
Duke Energy Corp. sr. unsec. bonds 4.20%, 6/15/49	70,000	77,970
Duke Energy Corp. sr. unsec. notes 3.15%, 8/15/27	55,000	57,150
Enbridge, Inc. company guaranty sr. unsec. unsub. bonds 4.50%, 6/10/44 (Canada)	15,000	16,446
Enbridge, Inc. sr. unsec. unsub. bonds 4.25%, 12/1/26 (Canada)	30,000	32,817
Enterprise Products Operating, LLC company guaranty sr. unsec. unsub. bonds 4.25%, 2/15/48	85,000	91,861
FirstEnergy Transmission, LLC 144A sr. unsec. unsub. notes 5.45%, 7/15/44	33,000	41,911
IPALCO Enterprises, Inc. sr. sub. notes 3.70%, 9/1/24	10,000	10,355
Kinder Morgan Energy Partners LP company guaranty sr. unsec. notes 5.40%, 9/1/44	10,000	11,451
Kinder Morgan Energy Partners LP company guaranty sr. unsec. notes 3.50%, 3/1/21	80,000	81,171
Kinder Morgan Energy Partners LP company guaranty sr. unsec. unsub. notes 3.45%, 2/15/23	25,000	25,757
Kinder Morgan, Inc. company guaranty sr. unsec. unsub. notes 3.15%, 1/15/23	105,000	107,479
Kinder Morgan, Inc./DE company guaranty sr. unsec. notes Ser. GMTN, 7.75%, 1/15/32	17,000	23,405
MidAmerican Funding, LLC sr. bonds 6.927%, 3/1/29	50,000	66,600
NRG Energy, Inc. company guaranty sr. unsec. notes 7.25%, 5/15/26	10,000	10,975
NRG Energy, Inc. company guaranty sr. unsec. notes 6.625%, 1/15/27	10,000	10,834
NRG Energy, Inc. company guaranty sr. unsec. notes 5.75%, 1/15/28	5,000	5,375
NRG Energy, Inc. 144A company guaranty sr. bonds 4.45%, 6/15/29	36,000	37,508
NRG Energy, Inc. 144A company guaranty sr. notes 3.75%, 6/15/24	20,000	20,580
NRG Energy, Inc. 144A sr. unsec. bonds 5.25%, 6/15/29	10,000	10,753
NSTAR Electric Co. sr. unsec. unsub. notes 2.375%, 10/15/22 (Canada)	75,000	75,658
Oncor Electric Delivery Co., LLC sr. notes 3.75%, 4/1/45	75,000	82,653
PPL Capital Funding, Inc. company guaranty sr. unsec. unsub. notes 4.20%, 6/15/22	60,000	62,608
Public Service Electric & Gas Co. sr. notes Ser. MTN, 5.50%, 3/1/40	25,000	33,254
Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. escrow company guaranty sr. notes 11.50%, 10/1/20(F)	13,000	20
Vistra Energy Corp. 144A company guaranty sr. unsec. notes 8.125%, 1/30/26	10,000	10,725
Vistra Operations Co., LLC 144A company guaranty sr. unsec. notes 5.00%, 7/31/27	5,000	5,148
Vistra Operations Co., LLC 144A sr. bonds 4.30%, 7/15/29	27,000	27,702
Vistra Operations Co., LLC 144A sr. notes 3.55%, 7/15/24	28,000	28,185
Vistra Operations Co., LLC 144A sr. unsec. notes 5.625%, 2/15/27	10,000	10,531
Vistra Operations Co., LLC 144A sr. unsec. notes 5.50%, 9/1/26	15,000	15,693

		1,483,434

Total corporate bonds and notes (cost $18,518,818)		$19,661,601

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (10.5%)(a)
	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (2.9%)
Government National Mortgage Association Pass-Through Certificates
6.50%, with due dates from 5/20/37 to 11/20/39	$235,797	$274,224
3.50%, with due dates from 8/20/47 to 11/20/47	3,210,156	3,335,738

		3,609,962
U.S. Government Agency Mortgage Obligations (7.6%)
Federal Home Loan Mortgage Corporation Pass-Through Certificates 3.00%, 1/1/48	2,663,174	2,718,085
Federal National Mortgage Association Pass-Through Certificates
4.00%, with due dates from 1/1/49 to 1/1/57	955,398	993,538
3.00%, with due dates from 4/1/46 to 11/1/48	1,575,871	1,610,564
Uniform Mortgage-Backed Securities
6.00%, TBA, 10/1/49	1,000,000	1,106,953
4.50%, TBA, 10/1/49	1,000,000	1,052,891
4.00%, TBA, 10/1/49	1,000,000	1,037,656
3.00%, TBA, 10/1/34	1,000,000	1,022,031

		9,541,718

Total U.S. government and agency mortgage obligations (cost $12,982,996)		$13,151,680

MORTGAGE-BACKED SECURITIES (1.6%)(a)
	Principal amount	Value
Agency collateralized mortgage obligations (0.3%)
Federal Home Loan Mortgage Corporation
REMICs IFB Ser. 3408, Class EK, ((-4.024 x 1 Month US LIBOR) + 25.79%), 17.635%, 4/15/37	$8,546	$14,069
REMICs IFB Ser. 3072, Class SM, ((-3.667 x 1 Month US LIBOR) + 23.80%), 16.362%, 11/15/35	11,939	19,094
REMICs IFB Ser. 3249, Class PS, ((-3.3 x 1 Month US LIBOR) + 22.28%), 15.584%, 12/15/36	8,771	12,745
REMICs IFB Ser. 3065, Class DC, ((-3 x 1 Month US LIBOR) + 19.86%), 13.778%, 3/15/35	24,188	32,073
REMICs IFB Ser. 2990, Class LB, ((-2.556 x 1 Month US LIBOR) + 16.95%), 11.764%, 6/15/34	12,855	15,025
REMICs IFB Ser. 3829, Class AS, IO, ((-1 x 1 Month US LIBOR) + 6.95%), 4.923%, 3/15/41	63,640	10,991
Federal National Mortgage Association
REMICs IFB Ser. 06-8, Class HP, ((-3.667 x 1 Month US LIBOR) + 24.57%), 17.166%, 3/25/36	15,966	26,449
REMICs IFB Ser. 07-53, Class SP, ((-3.667 x 1 Month US LIBOR) + 24.20%), 16.799%, 6/25/37	14,364	22,622
REMICs IFB Ser. 05-75, Class GS, ((-3 x 1 Month US LIBOR) + 20.25%), 14.195%, 8/25/35	5,512	7,386
REMICs IFB Ser. 18-86, Class DS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 4.082%, 12/25/48	219,980	32,859
REMICs Ser. 06-46, Class OC, PO, zero %, 6/25/36	4,437	3,913
Government National Mortgage Association
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	54,152	11,042
IFB Ser. 13-99, Class AS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 4.006%, 6/20/43	84,802	17,554
Ser. 16-123, Class LI, IO, 3.50%, 3/20/44	108,053	10,833
Ser. 13-14, IO, 3.50%, 12/20/42	234,593	22,397
Ser. 12-141, Class WI, IO, 3.50%, 11/20/41	221,412	14,651
Ser. 16-H16, Class EI, IO, 2.397%, 6/20/66(WAC)	183,513	19,801
Ser. 15-H26, Class DI, IO, 1.98%, 10/20/65(WAC)	248,676	24,223

		317,727
Commercial mortgage-backed securities (0.6%)
Banc of America Commercial Mortgage Trust FRB Ser. 07-1, Class XW, IO, 0.402%, 1/15/49(WAC)	216,052	115
Banc of America Commercial Mortgage Trust 144A FRB Ser. 07-5, Class XW, IO, zero %, 2/10/51(WAC)	100,390	1
Bear Stearns Commercial Mortgage Securities Trust FRB Ser. 04-PR3I, Class X1, IO, zero %, 2/11/41(WAC)	2,083	—
Bear Stearns Commercial Mortgage Securities Trust 144A FRB Ser. 06-PW14, Class X1, IO, 0.499%, 12/11/38(WAC)	34,497	354
CD Commercial Mortgage Trust 144A FRB Ser. 07-CD4, Class XW, IO, 1.039%, 12/11/49(WAC)	1,630	39
Citigroup Commercial Mortgage Trust 144A FRB Ser. 06-C5, Class XC, IO, 0.722%, 10/15/49(WAC)	413,132	6
COMM Mortgage Trust
FRB Ser. 12-LC4, Class C, 5.722%, 12/10/44(WAC)	61,000	63,765
FRB Ser. 14-CR17, Class C, 4.948%, 5/10/47(WAC)	26,000	27,770
Ser. 13-CR11, Class AM, 4.715%, 8/10/50(WAC)	20,000	21,711
FRB Ser. 14-UBS6, Class C, 4.601%, 12/10/47(WAC)	16,000	16,533
Ser. 13-CR13, Class AM, 4.449%, 11/10/46(WAC)	85,000	91,878
Ser. 12-CR2, Class AM, 3.791%, 8/15/45	30,000	31,025
FRB Ser. 14-CR20, Class XA, IO, 1.187%, 11/10/47(WAC)	288,753	12,748
FRB Ser. 14-CR18, Class XA, IO, 1.162%, 7/15/47(WAC)	91,714	3,597
FRB Ser. 14-CR17, Class XA, IO, 1.145%, 5/10/47(WAC)	583,809	22,607
FRB Ser. 14-UBS6, Class XA, IO, 1.07%, 12/10/47(WAC)	902,882	34,667
FRB Ser. 14-LC17, Class XA, IO, 0.934%, 10/10/47(WAC)	538,868	16,847
COMM Mortgage Trust 144A FRB Ser. 06-C8, Class XS, IO, 0.555%, 12/10/46(WAC)	30,352	—
Credit Suisse Commercial Mortgage Trust 144A FRB Ser. 07-C2, Class AX, IO, 0.044%, 1/15/49(WAC)	512,279	—
CSMC Trust FRB Ser. 16-NXSR, Class C, 4.505%, 12/15/49(WAC)	70,000	74,332
GE Commercial Mortgage Corp. Trust 144A FRB Ser. 07-C1, Class XC, IO, 0.27%, 12/10/49(WAC)	1,563,450	505
GS Mortgage Securities Trust FRB Ser. 15-GC30, Class XA, IO, 0.959%, 5/10/50(WAC)	449,158	14,146
GS Mortgage Securities Trust 144A FRB Ser. 06-GG8, Class X, IO, 1.178%, 11/10/39(WAC)	874,824	10,040
JPMBB Commercial Mortgage Securities Trust
FRB Ser. 13-C15, Class C, 5.372%, 11/15/45(WAC)	30,000	32,656
FRB Ser. 14-C22, Class C, 4.709%, 9/15/47(WAC)	23,000	23,766
JPMorgan Chase Commercial Mortgage Securities Trust
Ser. 06-LDP9, Class AMS, 5.337%, 5/15/47	10,367	9,546
Ser. 12-C6, Class AS, 4.117%, 5/15/45	16,000	16,634
FRB Ser. 07-LDPX, Class X, IO, 0.323%, 1/15/49(WAC)	508,793	5
FRB Ser. 06-LDP8, Class X, IO, 0.312%, 5/15/45(WAC)	110,698	175
JPMorgan Chase Commercial Mortgage Securities Trust 144A FRB Ser. 05-CB12, Class X1, IO, 0.509%, 9/12/37(WAC)	73,635	132
LB-UBS Commercial Mortgage Trust 144A
FRB Ser. 06-C6, Class XCL, IO, 0.776%, 9/15/39(WAC)	388,664	3,512
FRB Ser. 05-C7, Class XCL, IO, 0.507%, 11/15/40(WAC)	51,172	5
FRB Ser. 05-C5, Class XCL, IO, 0.421%, 9/15/40(WAC)	95,165	83
Merrill Lynch Mortgage Trust 144A FRB Ser. 05-MCP1, Class XC, IO, 0.001%, 6/12/43(WAC)	53,418	1
Mezz Cap Commercial Mortgage Trust 144A
FRB Ser. 05-C3, Class X, IO, 7.137%, 5/15/44(WAC)	573	—
FRB Ser. 06-C4, Class X, IO, 6.527%, 7/15/45(WAC)	5,476	4
Morgan Stanley Bank of America Merrill Lynch Trust
FRB Ser. 14-C17, Class XA, IO, 1.268%, 8/15/47(WAC)	216,267	8,684
FRB Ser. 13-C12, Class XA, IO, 0.769%, 10/15/46(WAC)	456,894	9,353
UBS-Barclays Commercial Mortgage Trust 144A
FRB Ser. 12-C3, Class C, 5.198%, 8/10/49(WAC)	50,000	52,689
FRB Ser. 12-C4, Class XA, IO, 1.78%, 12/10/45(WAC)	199,825	8,055
Wachovia Bank Commercial Mortgage Trust FRB Ser. 07-C34, IO, 0.097%, 5/15/46(WAC)	187,480	2
Wells Fargo Commercial Mortgage Trust
FRB Ser. 13-LC12, Class AS, 4.42%, 7/15/46(WAC)	19,000	20,177
FRB Ser. 13-LC12, Class C, 4.42%, 7/15/46(WAC)	24,000	24,510
WF-RBS Commercial Mortgage Trust
Ser. 13-C12, Class AS, 3.56%, 3/15/48	33,000	34,213
Ser. 13-C11, Class AS, 3.311%, 3/15/45	12,000	12,326
WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C3, Class D, 5.856%, 3/15/44(WAC)	32,000	30,047
FRB Ser. 11-C2, Class D, 5.839%, 2/15/44(WAC)	25,000	25,622
FRB Ser. 13-C15, Class D, 4.624%, 8/15/46(WAC)	43,000	34,728
FRB Ser. 11-C5, Class XA, IO, 1.882%, 11/15/44(WAC)	270,719	6,919
FRB Ser. 12-C10, Class XA, IO, 1.699%, 12/15/45(WAC)	307,479	12,764

		809,294
Residential mortgage-backed securities (non-agency) (0.7%)
Citigroup Mortgage Loan Trust, Inc. FRB Ser. 05-2, Class 1A2A, 4.93%, 5/25/35(WAC)	23,487	24,340
Countrywide Alternative Loan Trust
FRB Ser. 06-OA7, Class 1A2, (1 Month US LIBOR + 0.94%), 3.386%, 6/25/46	95,581	88,808
FRB Ser. 05-27, Class 1A1, 2.564%, 8/25/35(WAC)	31,710	27,296
FRB Ser. 06-OA10, Class 4A1, (1 Month US LIBOR + 0.19%), 2.208%, 8/25/46	113,431	101,703
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C01, Class 2M2, (1 Month US LIBOR + 6.95%), 8.968%, 8/25/28	15,513	16,734
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1M2, (1 Month US LIBOR + 6.75%), 8.768%, 8/25/28	52,831	58,121
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1M2, (1 Month US LIBOR + 6.00%), 8.018%, 9/25/28	44,510	48,486
Connecticut Avenue Securities FRB Ser. 15-C04, Class 2M2, (1 Month US LIBOR + 5.55%), 7.568%, 4/25/28	68,375	73,022
Connecticut Avenue Securities FRB Ser. 15-C03, Class 2M2, (1 Month US LIBOR + 5.00%), 7.018%, 7/25/25	17,131	18,134
Connecticut Avenue Securities FRB Ser. 14-C04, Class 1M2, (1 Month US LIBOR + 4.90%), 6.918%, 11/25/24	7,051	7,688
Connecticut Avenue Securities FRB Ser. 15-C01, Class 1M2, (1 Month US LIBOR + 4.30%), 6.318%, 2/25/25	16,505	17,486
Connecticut Avenue Securities FRB Ser. 16-C04, Class 1M2, (1 Month US LIBOR + 4.25%), 6.268%, 1/25/29	40,000	42,222
Connecticut Avenue Securities FRB Ser. 15-C02, Class 1M2, (1 Month US LIBOR + 4.00%), 6.018%, 5/25/25	6,412	6,770
Connecticut Avenue Securities FRB Ser. 14-C03, Class 2M2, (1 Month US LIBOR + 2.90%), 4.918%, 7/25/24	13,605	14,171
Connecticut Avenue Securities FRB Ser. 14-C02, Class 1M2, (1 Month US LIBOR + 2.60%), 4.618%, 5/25/24	15,381	15,992
Long Beach Mortgage Loan Trust FRB Ser. 04-1, Class A2, (1 Month US LIBOR + 0.80%), 2.818%, 2/25/34	26,157	25,749
Merrill Lynch Mortgage Investors Trust FRB Ser. 05-A2, Class A2, 4.448%, 2/25/35(WAC)	8,446	8,784
New Century Home Equity Loan Trust FRB Ser. 03-4, Class M1, (1 Month US LIBOR + 1.13%), 3.143%, 10/25/33	55,760	56,265
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates FRB Ser. 04-WCW2, Class M3, (1 Month US LIBOR + 1.05%), 3.068%, 10/25/34	30,000	29,906
Structured Asset Investment Loan Trust FRB Ser. 04-10, Class A10, (1 Month US LIBOR + 0.90%), 2.918%, 11/25/34	33,386	33,451
Structured Asset Mortgage Investments II Trust FRB Ser. 07-AR7, Class 1A1, (1 Month US LIBOR + 0.85%), 2.868%, 5/25/47	36,068	30,267
WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR12, Class 1A8, 3.876%, 10/25/35(WAC)	32,757	33,266
FRB Ser. 05-AR9, Class A1C3, (1 Month US LIBOR + 0.96%), 2.978%, 7/25/45	39,819	39,648
Wells Fargo Mortgage Backed Securities Trust FRB Ser. 06-AR2, Class 1A1, 4.965%, 3/25/36(WAC)	14,178	14,143

		832,452

Total mortgage-backed securities (cost $1,886,064)		$1,959,473

ASSET-BACKED SECURITIES (0.3%)(a)
	Principal amount	Value
Mello Warehouse Securitization Trust 144A FRB Ser. 19-1, Class A, (1 Month US LIBOR + 0.80%), 2.818%, 6/25/52	$55,000	$55,000
Station Place Securitization Trust 144A
FRB Ser. 19-11, Class A, (1 Month US LIBOR + 0.75%), 2.787%, 10/24/20	46,000	46,000
FRB Ser. 19-7, Class A, (1 Month US LIBOR + 0.70%), 2.737%, 9/24/20	50,000	50,000
FRB Ser. 19-3, Class A, (1 Month US LIBOR + 0.70%), 2.737%, 6/24/20	56,000	56,000
FRB Ser. 18-8, Class A, (1 Month US LIBOR + 0.70%), 2.737%, 2/24/20	90,000	90,000
FRB Ser. 19-WL1, Class A, (1 Month US LIBOR + 0.65%), 2.668%, 8/25/52	29,000	29,000
Towd Point Asset Trust 144A FRB Ser. 18-SL1, Class A, (1 Month US LIBOR + 0.60%), 2.745%, 1/25/46	68,842	68,282

Total asset-backed securities (cost $394,565)		$394,282

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (0.2%)(a)
	Principal amount	Value
Indonesia (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.875%, 1/15/24 (Indonesia)	$200,000	$224,753
Mexico (Government of) sr. unsec. bonds 5.55%, 1/21/45 (Mexico)	23,000	27,816
Venezuela (Republic of) sr. unsec. notes 9.00%, 5/7/23 (Venezuela) (In default)(NON)	23,000	2,530
Venezuela (Republic of) sr. unsec. unsub. notes 8.25%, 10/13/24 (Venezuela) (In default)(NON)	36,000	3,960

Total foreign government and agency bonds and notes (cost $254,109)		$259,059

SENIOR LOANS (0.1%)(a)(c)
	Principal amount	Value
Avaya, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.25%), 6.334%, 12/15/24	$19,638	$18,607
Brand Industrial Services, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 4.25%), 6.514%, 6/21/24	4,987	4,854
California Resources Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 4.75%), 6.794%, 12/31/22	5,000	4,478
CPG International, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.75%), 5.933%, 5/5/24	4,616	4,598
FTS International, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.75%), 6.796%, 4/16/21	2,996	2,969
Gates Global, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.75%), 4.794%, 3/31/24	13,698	13,493
iHeartCommunications, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 4.00%), 6.032%, 5/1/26	4,167	4,192
Jo-Ann Stores, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 9.25%), 11.509%, 5/21/24	14,923	5,074
Navistar, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 5.53%, 11/6/24	34,475	34,324
Neiman Marcus Group, Ltd., LLC bank term loan FRN (BBA LIBOR USD 3 Month + 6.00%), 8.057%, 10/25/23	14,949	11,424
Rackspace Hosting, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.00%), 5.287%, 11/3/23	4,924	4,506
Revlon Consumer Products Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 5.624%, 9/7/23	9,427	7,159
Robertshaw Holdings Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 8.00%), 10.063%, 2/28/26	10,000	8,400
Robertshaw Holdings Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 3.25%), 5.313%, 2/28/25	9,850	8,939
Titan Acquisition, Ltd. (United Kingdom) bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 5.044%, 3/28/25	19,650	18,807

Total senior loans (cost $171,636)		$151,824

PURCHASED OPTIONS OUTSTANDING (—%)(a)
Counterparty	Expiration date/ strike price	Notional amount		Contract amount	Value
Bank of America N.A.
EUR/USD (Put)	Oct-19/$1.10	$1,493,449	EUR	1,370,200	$11,095
Citibank, N.A.
AUD/JPY (Put)	Feb-20/JPY 70.00	992,953	AUD	1,471,150	11,549
Goldman Sachs International
AUD/JPY (Put)	Feb-20/JPY 70.00	992,953	AUD	1,471,150	11,549

Total purchased options outstanding (cost $49,270)					$34,193

CONVERTIBLE PREFERRED STOCKS (—%)(a)
	Shares	Value
EPR Properties Ser. C, $1.438 cv. pfd.(R)	575	$19,181
Nine Point Energy 6.75% cv. pfd.(F)	1	200

Total convertible preferred stocks (cost $11,501)		$19,381

PREFERRED STOCKS (—%)(a)
	Shares	Value
GMAC Capital Trust I Ser. 2, $1.91 cum. ARP	680	$17,823

Total preferred stocks (cost $17,000)		$17,823

CONVERTIBLE BONDS AND NOTES (—%)(a)
	Principal amount	Value
DISH Network Corp. cv. sr. unsec. notes 3.375%, 8/15/26	$5,000	$4,581

Total convertible bonds and notes (cost $4,683)		$4,581

SHORT-TERM INVESTMENTS (15.9%)(a)
		Principal amount/ shares	Value
Putnam Cash Collateral Pool, LLC 2.15%(AFF)	Shares	398,400	$398,400
Putnam Short Term Investment Fund 2.05%(AFF)	Shares	18,890,000	18,890,000
U.S. Treasury Bills 2.030%, 10/10/19		$49,000	48,978
U.S. Treasury Bills 1.917%, 11/14/19(SEGCCS)		25,001	24,945
U.S. Treasury Bills 1.971%, 11/7/19(SEG)(SEGCCS)		310,000	309,453
U.S. Treasury Bills 2.031%, 11/21/19(SEG)(SEGCCS)		141,000	140,642
U.S. Treasury Bills 1.908%, 3/12/20(SEG)(SEGCCS)		41,999	41,660

Total short-term investments (cost $19,853,952)			$19,854,078
TOTAL INVESTMENTS

Total investments (cost $116,529,897)			$129,113,263

	FORWARD CURRENCY CONTRACTS at 9/30/19 (aggregate face value $15,692,217) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		Australian Dollar	Buy	10/16/19	$106,426	$116,308	$(9,882)
		Brazilian Real	Buy	10/2/19	233,288	251,553	(18,265)
		Brazilian Real	Sell	10/2/19	233,288	237,386	4,098
		Brazilian Real	Sell	2/4/20	11,921	10,396	(1,525)
		British Pound	Sell	12/18/19	25,286	25,081	(205)
		Canadian Dollar	Buy	10/16/19	12,835	13,780	(945)
		Euro	Buy	12/18/19	458,421	462,287	(3,866)
		Mexican Peso	Buy	10/16/19	125,610	127,013	(1,403)
		New Zealand Dollar	Buy	10/16/19	181,780	190,038	(8,258)
		New Zealand Dollar	Sell	10/16/19	181,780	187,500	5,720
		Russian Ruble	Buy	12/18/19	123,219	120,325	2,894
		Swedish Krona	Sell	12/18/19	117,500	118,538	1,038
	Barclays Bank PLC
		Canadian Dollar	Sell	10/16/19	247,108	250,663	3,555
		Hong Kong Dollar	Sell	11/20/19	221,887	222,180	293
		Japanese Yen	Buy	11/20/19	120,850	123,506	(2,656)
		New Zealand Dollar	Sell	10/16/19	121,584	129,770	8,186
	Citibank, N.A.
		Australian Dollar	Buy	10/16/19	61,587	61,545	42
		Australian Dollar	Sell	10/16/19	61,587	63,985	2,398
		Brazilian Real	Buy	10/2/19	120,627	129,478	(8,851)
		Brazilian Real	Sell	10/2/19	120,627	121,503	876
		Brazilian Real	Sell	2/4/20	2,508	2,519	11
		Canadian Dollar	Buy	10/16/19	126,536	128,681	(2,145)
		Canadian Dollar	Sell	10/16/19	126,536	126,614	78
		Danish Krone	Buy	12/18/19	129,991	131,197	(1,206)
		Euro	Sell	12/18/19	124,336	126,178	1,842
		Japanese Yen	Buy	11/20/19	648,279	655,884	(7,605)
		New Zealand Dollar	Sell	10/16/19	10,336	14,109	3,773
	Credit Suisse International
		Australian Dollar	Buy	10/16/19	442,383	454,628	(12,245)
		Australian Dollar	Sell	10/16/19	442,383	441,996	(387)
		Canadian Dollar	Buy	10/16/19	124,196	124,282	(86)
		Canadian Dollar	Sell	10/16/19	124,196	124,444	248
		Euro	Buy	12/18/19	123,130	124,732	(1,602)
	Goldman Sachs International
		Australian Dollar	Buy	10/16/19	309,216	309,852	(636)
		Australian Dollar	Sell	10/16/19	309,216	317,878	8,662
		Brazilian Real	Buy	2/4/20	125,326	125,191	135
		Canadian Dollar	Buy	10/16/19	125,102	125,188	(86)
		Canadian Dollar	Sell	10/16/19	125,102	125,036	(66)
		Euro	Buy	12/18/19	358,536	363,348	(4,812)
		Indian Rupee	Buy	11/20/19	125,604	126,787	(1,183)
		Indonesian Rupiah	Buy	11/20/19	125,109	121,641	3,468
		Japanese Yen	Sell	11/20/19	246,470	247,608	1,138
		New Taiwan Dollar	Sell	11/20/19	132,357	128,322	(4,035)
		New Zealand Dollar	Sell	10/16/19	187,668	194,087	6,419
		Norwegian Krone	Buy	12/18/19	475,243	477,144	(1,901)
		Russian Ruble	Buy	12/18/19	123,218	120,236	2,982
		South Korean Won	Sell	11/20/19	123,174	131,296	8,122
		Swedish Krona	Sell	12/18/19	143,837	144,959	1,122
	HSBC Bank USA, National Association
		Australian Dollar	Buy	10/16/19	169,903	169,791	112
		Australian Dollar	Sell	10/16/19	169,903	175,625	5,722
		Canadian Dollar	Buy	10/16/19	42,883	43,367	(484)
		Canadian Dollar	Sell	10/16/19	42,883	42,910	27
		Indonesian Rupiah	Buy	11/20/19	2,136	3,140	(1,004)
		Japanese Yen	Sell	11/20/19	129,321	129,977	656
		New Zealand Dollar	Buy	10/16/19	119,517	127,650	(8,133)
		New Zealand Dollar	Sell	10/16/19	120,644	124,943	4,299
		South Korean Won	Sell	11/20/19	124,305	129,192	4,887
		Swedish Krona	Sell	12/18/19	122,882	123,964	1,082
	JPMorgan Chase Bank N.A.
		Australian Dollar	Buy	10/16/19	123,984	125,775	(1,791)
		Australian Dollar	Sell	10/16/19	123,984	124,837	853
		British Pound	Buy	12/18/19	406,670	407,810	(1,140)
		Canadian Dollar	Buy	10/16/19	234,727	234,885	(158)
		Canadian Dollar	Sell	10/16/19	234,727	237,421	2,694
		Euro	Buy	12/18/19	123,130	125,380	(2,250)
		Japanese Yen	Sell	11/20/19	122,812	125,082	2,270
		Mexican Peso	Buy	10/16/19	124,644	126,673	(2,029)
		Mexican Peso	Sell	10/16/19	124,644	124,172	(472)
		New Zealand Dollar	Sell	10/16/19	305,869	320,309	14,440
		Norwegian Krone	Sell	12/18/19	224,046	224,912	866
		Singapore Dollar	Buy	11/20/19	66,745	67,348	(603)
		Swedish Krona	Sell	12/18/19	11,866	11,968	102
		Swiss Franc	Buy	12/18/19	292,444	296,280	(3,836)
	NatWest Markets PLC
		Australian Dollar	Buy	10/16/19	351,894	366,749	(14,855)
		Canadian Dollar	Buy	10/16/19	126,310	128,306	(1,996)
		Canadian Dollar	Sell	10/16/19	126,310	126,382	72
		Euro	Sell	12/18/19	148,458	149,654	1,196
		Indian Rupee	Buy	11/20/19	125,005	126,114	(1,109)
		Indian Rupee	Sell	11/20/19	125,797	123,536	(2,261)
		Japanese Yen	Buy	11/20/19	202,500	209,243	(6,743)
		New Taiwan Dollar	Sell	11/20/19	132,015	127,992	(4,023)
		Swedish Krona	Sell	12/18/19	123,311	124,359	1,048
	State Street Bank and Trust Co.
		Australian Dollar	Buy	10/16/19	127,428	130,138	(2,710)
		British Pound	Buy	12/18/19	116,685	117,135	(450)
		Canadian Dollar	Buy	10/16/19	315,360	316,371	(1,011)
		Canadian Dollar	Sell	10/16/19	315,360	315,687	327
		Euro	Sell	12/18/19	124,336	125,558	1,222
		Japanese Yen	Sell	11/20/19	30,434	26,101	(4,333)
		New Zealand Dollar	Buy	10/16/19	12,089	12,180	(91)
		New Zealand Dollar	Sell	10/16/19	12,089	12,904	815
		Swedish Krona	Sell	12/18/19	103,020	102,805	(215)
	UBS AG
		Australian Dollar	Buy	10/16/19	123,241	123,144	97
		Australian Dollar	Sell	10/16/19	123,241	128,002	4,761
		Japanese Yen	Sell	11/20/19	63,572	63,893	321
		Swedish Krona	Sell	12/18/19	122,657	123,730	1,073
	WestPac Banking Corp.
		Australian Dollar	Buy	10/16/19	241,214	249,329	(8,115)
		Australian Dollar	Sell	10/16/19	241,214	241,025	(189)
		Canadian Dollar	Buy	10/16/19	21,366	21,797	(431)

	Unrealized appreciation						116,042

	Unrealized (depreciation)						(164,283)

	Total						$(48,241)
*	The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 9/30/19 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
Russell 2000 Index E-Mini (Long)	66	$5,027,130	$5,032,500	Dec-19	$(186,056)
S&P 500 Index E-Mini (Long)	46	6,846,502	6,850,550	Dec-19	26,026
S&P 500 Index E-Mini (Short)	27	4,018,599	4,020,975	Dec-19	47,617
U.S. Treasury Bond 30 yr (Long)	8	1,298,500	1,298,500	Dec-19	(18,737)
U.S. Treasury Bond Ultra 30 yr (Long)	14	2,686,688	2,686,688	Dec-19	(56,032)
U.S. Treasury Note 2 yr (Long)	30	6,465,000	6,465,000	Dec-19	(15,271)
U.S. Treasury Note 2 yr (Short)	26	5,603,000	5,603,000	Dec-19	13,551
U.S. Treasury Note 5 yr (Long)	50	5,957,422	5,957,422	Dec-19	(33,972)
U.S. Treasury Note 10 yr (Long)	16	2,085,000	2,085,000	Dec-19	(19,910)

Unrealized appreciation					87,194

Unrealized (depreciation)					(329,978)

Total					$(242,784)

WRITTEN OPTIONS OUTSTANDING at 9/30/19 (premiums $28,997) (Unaudited)
Counterparty	Expiration date/ strike price	Notional amount		Contract amount	Value
Citibank, N.A.
AUD/JPY (Put)	Feb-20/JPY 66.00	$1,489,446	AUD	2,206,750	$5,985
Goldman Sachs International
AUD/JPY (Put)	Feb-20/JPY 66.00	1,489,446	AUD	2,206,750	5,984

Total					$11,969

TBA SALE COMMITMENTS OUTSTANDING at 9/30/19 (proceeds receivable $1,016,602) (Unaudited)
Agency	Principal amount	Settlement date	Value
Uniform Mortgage-Backed Securities, 3.00%, 10/1/49	$1,000,000	10/10/19	$1,015,000

Total			$1,015,000

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 9/30/19 (Unaudited)
	Notional amount		Value		Upfront premium received (paid)	Termination date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
		$1,766,400	$904	(E)	$(325)	12/18/21	3 month USD-LIBOR-BBA — Quarterly	1.58% — Semiannually	$579
		4,089,100	2,094	(E)	2,358	12/18/21	1.58% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	265
		1,205,300	1,679	(E)	(1,608)	12/18/24	1.45% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	71
		721,600	1,005	(E)	1,393	12/18/24	3 month USD-LIBOR-BBA — Quarterly	1.45% — Semiannually	388
		38,500	615	(E)	(548)	12/18/49	1.65% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	66
		80,100	1,278	(E)	1,266	12/18/49	3 month USD-LIBOR-BBA — Quarterly	1.65% — Semiannually	(12)
		511,600	1,850	(E)	(1,614)	12/18/29	1.525% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	236
		1,208,800	4,371	(E)	4,449	12/18/29	3 month USD-LIBOR-BBA — Quarterly	1.525% — Semiannually	78

	Total				$5,371				$1,671
(E)	Extended effective date.

	OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 9/30/19 (Unaudited)
	Swap counterparty/ notional amount	Value	Upfront premium received (paid)	Termination date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
	Barclays Bank PLC
	$17,741	$17,770	$—	1/12/40	4.50% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.50% 30 year Fannie Mae pools — Monthly	$49
	124,061	124,327	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	432
	33,463	33,511	—	1/12/40	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	92
	20,244	20,266	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(59)
	2,099	2,076	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(3)
	13,548	13,275	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(120)
	10,975	10,753	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(97)
	1,276	1,263	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	—
	4,529	4,478	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	(6)
	Citibank, N.A.
	3,630,410	3,724,220	—	11/26/19	(3 month USD-LIBOR-BBA plus 0.34%) — Quarterly	A basket (CGPUTQL2) of common stocks — Quarterly*	95,169
	3,188,151	3,296,723	—	11/26/19	3 month USD-LIBOR-BBA plus 0.09% — Quarterly	Russell 1000 Total Return Index — Quarterly	(101,487)
	4,506	4,516	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	16
	Credit Suisse International
	117,191	117,464	—	1/12/41	4.50% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.50% 30 year Ginnie Mae II pools — Monthly	406
	4,906	4,847	—	1/12/45	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(6)
	19,376	18,985	—	1/12/41	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	172
	Goldman Sachs International
	7,599,553	7,578,742	—	12/15/20	(1 month USD-LIBOR-BBA plus 0.50%) — Monthly	A basket (GSGLPWDL) of common stocks — Monthly*	(8,408)
	7,173,428	7,031,260	—	12/15/20	1 month USD-LIBOR-BBA minus 0.15% — Monthly	A basket (GSGLPWDS) of common stocks — Monthly*	131,690
	3,151	3,119	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	1
	3,151	3,119	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	1
	JPMorgan Securities LLC
	5,147	5,043	—	1/12/41	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	46
	7,579	7,500	—	1/12/42	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(2)

	Upfront premium received		—	Unrealized appreciation			228,074

	Upfront premium (paid)		—	Unrealized (depreciation)			(110,188)

		Total	$—			Total	$117,886
*	The 50 largest components, and any individual component greater than 1% of basket value, are shown below.

A BASKET (CGPUTQL2) OF COMMON STOCKS

Common stocks	Sector	Shares	Value	Percentage value
JPMorgan Chase & Co.	Financials	869	$102,314	2.75%
Alphabet, Inc. Class A	Technology	73	89,645	2.41%
Microsoft Corp.	Technology	600	83,453	2.24%
Walt Disney Co. (The)	Consumer cyclicals	616	80,256	2.15%
Apple, Inc.	Technology	353	79,018	2.12%
Texas Instruments, Inc.	Technology	578	74,699	2.01%
Honeywell International, Inc.	Capital goods	418	70,646	1.90%
Starbucks Corp.	Consumer staples	790	69,815	1.87%
Amazon.com, Inc.	Consumer cyclicals	39	67,498	1.81%
Mondelez International, Inc. Class A	Consumer staples	1,199	66,337	1.78%
U.S. Bancorp	Financials	1,157	64,047	1.72%
Automatic Data Processing, Inc.	Consumer cyclicals	395	63,715	1.71%
TJX Cos., Inc. (The)	Consumer cyclicals	1,130	62,989	1.69%
Intercontinental Exchange, Inc.	Financials	681	62,845	1.69%
Fidelity National Information Services, Inc.	Technology	464	61,653	1.66%
Intuit, Inc.	Technology	229	61,020	1.64%
Kinder Morgan, Inc.	Utilities and power	2,891	59,574	1.60%
Ingersoll-Rand PLC	Capital goods	483	59,482	1.60%
Sysco Corp.	Consumer staples	731	58,053	1.56%
Exelon Corp.	Utilities and power	1,178	56,898	1.53%
Allstate Corp. (The)	Financials	507	55,131	1.48%
T-Mobile US, Inc.	Communication services	687	54,099	1.45%
Zimmer Biomet Holdings, Inc.	Health care	382	52,461	1.41%
Waste Management, Inc.	Capital goods	438	50,321	1.35%
Johnson & Johnson	Health care	380	49,193	1.32%
Vistra Energy Corp.	Utilities and power	1,821	48,668	1.31%
Exxon Mobil Corp.	Energy	681	48,074	1.29%
Omnicom Group, Inc.	Consumer cyclicals	594	46,491	1.25%
Cisco Systems, Inc.	Technology	913	45,124	1.21%
Cognizant Technology Solutions Corp. Class A	Technology	734	44,243	1.19%
VICI Properties, Inc.	Financials	1,904	43,127	1.16%
eBay, Inc.	Technology	1,086	42,325	1.14%
Baxter International, Inc.	Health care	480	41,990	1.13%
Annaly Capital Management, Inc.	Financials	4,552	40,054	1.08%
Verizon Communications, Inc.	Communication services	657	39,659	1.06%
Ross Stores, Inc.	Consumer cyclicals	355	38,965	1.05%
Merck & Co., Inc.	Health care	448	37,684	1.01%
Norfolk Southern Corp.	Transportation	205	36,808	0.99%
Hershey Co. (The)	Consumer staples	233	36,095	0.97%
Procter & Gamble Co. (The)	Consumer staples	281	34,902	0.94%
KLA Corp.	Technology	216	34,401	0.92%
Leidos Holdings, Inc.	Technology	390	33,520	0.90%
Occidental Petroleum Corp.	Energy	747	33,208	0.89%
Pfizer, Inc.	Health care	920	33,073	0.89%
Garmin, Ltd.	Technology	390	32,998	0.89%
AGNC Investment Corp.	Financials	2,025	32,582	0.87%
Cadence Design Systems, Inc.	Technology	465	30,709	0.82%
AutoZone, Inc.	Consumer cyclicals	28	30,643	0.82%
F5 Networks, Inc.	Technology	216	30,331	0.81%
Hologic, Inc.	Health care	591	29,852	0.80%

A BASKET (GSGLPWDL) OF COMMON STOCKS

Common stocks	Sector	Shares	Value	Percentage value
WEC Energy Group, Inc.	Utilities and power	505	$47,992	0.63%
Xcel Energy, Inc.	Utilities and power	720	46,738	0.62%
Expedia, Inc.	Consumer cyclicals	343	46,061	0.61%
AMETEK, Inc.	Conglomerates	501	45,980	0.61%
AXA Equitable Holdings, Inc.	Financials	2,072	45,923	0.61%
CGI Group, Inc. Class A (Canada)	Technology	578	45,704	0.60%
Hershey Co. (The)	Consumer staples	294	45,566	0.60%
Church & Dwight Co., Inc.	Consumer staples	599	45,096	0.60%
Aena SME SA (Spain)	Transportation	246	45,067	0.59%
Mitsubishi UFJ Financial Group, Inc. (Japan)	Financials	8,880	45,038	0.59%
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	Financials	170	44,033	0.58%
Starbucks Corp.	Consumer staples	497	43,977	0.58%
Roper Technologies, Inc.	Capital goods	123	43,766	0.58%
OGE Energy Corp.	Utilities and power	962	43,647	0.58%
Ingersoll-Rand PLC	Capital goods	354	43,576	0.57%
Toronto-Dominion Bank (Canada)	Financials	746	43,515	0.57%
National Bank of Canada (Canada)	Financials	870	43,295	0.57%
Coca-Cola European Partners PLC (United Kingdom)	Consumer staples	777	43,108	0.57%
Swisscom AG (Switzerland)	Communication services	87	43,058	0.57%
Swiss Life Holding AG (Switzerland)	Financials	90	43,045	0.57%
Royal Bank of Canada (Canada)	Financials	528	42,810	0.56%
MTU Aero Engines AG (Germany)	Capital goods	160	42,518	0.56%
ANSYS, Inc.	Technology	192	42,401	0.56%
Endesa SA (Spain)	Utilities and power	1,609	42,337	0.56%
Shionogi & Co., Ltd. (Japan)	Health care	754	41,844	0.55%
Pernod Ricard SA (France)	Consumer staples	234	41,634	0.55%
Telia Company AB (Sweden)	Communication services	9,282	41,555	0.55%
Expeditors International of Washington, Inc.	Transportation	558	41,424	0.55%
Omnicom Group, Inc.	Consumer cyclicals	529	41,405	0.55%
Cummins, Inc.	Capital goods	254	41,379	0.55%
Canadian Imperial Bank of Commerce (Canada)	Financials	500	41,236	0.54%
Comcast Corp. Class A	Communication services	910	41,032	0.54%
Paychex, Inc.	Technology	495	40,982	0.54%
Amgen, Inc.	Health care	210	40,561	0.54%
Biogen, Inc.	Health care	169	39,269	0.52%
Diageo PLC (United Kingdom)	Consumer staples	956	39,180	0.52%
Citrix Systems, Inc.	Technology	403	38,858	0.51%
L'Oreal SA (France)	Consumer staples	138	38,778	0.51%
Repsol SA (Spain)	Energy	2,479	38,748	0.51%
Mitsubishi Heavy Industries, Ltd. (Japan)	Capital goods	981	38,386	0.51%
Ageas (Belgium)	Financials	692	38,366	0.51%
AutoZone, Inc.	Consumer cyclicals	35	38,068	0.50%
Porsche Automobil Holding SE (Preference) (Germany)	Consumer cyclicals	582	37,858	0.50%
Eni SpA (Italy)	Utilities and power	2,432	37,200	0.49%
Givaudan SA (Switzerland)	Basic materials	13	37,037	0.49%
Rio Tinto PLC (United Kingdom)	Basic materials	709	36,671	0.48%
ConocoPhillips	Energy	640	36,440	0.48%
Sumitomo Mitsui Financial Group, Inc. (Japan)	Financials	1,065	36,411	0.48%
Host Hotels & Resorts, Inc.	Consumer cyclicals	2,102	36,348	0.48%
Wolters Kluwer NV (Netherlands)	Consumer cyclicals	495	36,151	0.48%

A BASKET (GSGLPWDS) OF COMMON STOCKS

Common stocks	Sector	Shares	Value	Percentage value
Entergy Corp.	Utilities and power	380	$44,567	0.63%
Prologis, Inc.	Financials	508	43,263	0.62%
Weyerhaeuser Co.	Basic materials	1,553	43,030	0.61%
Camden Property Trust	Financials	387	42,981	0.61%
Markel Corp.	Financials	36	42,936	0.61%
Coca-Cola Co. (The)	Consumer staples	781	42,511	0.60%
Equifax, Inc.	Consumer cyclicals	302	42,477	0.60%
Fortis, Inc. (Canada)	Utilities and power	1,001	42,311	0.60%
Becton Dickinson and Co.	Health care	165	41,753	0.59%
Daimler AG (Registered Shares) (Germany)	Consumer cyclicals	824	40,972	0.58%
Westpac Banking Corp. (Australia)	Financials	2,035	40,708	0.58%
Alexandria Real Estate Equities, Inc.	Financials	263	40,461	0.58%
Deere & Co.	Capital goods	238	40,212	0.57%
ABB, Ltd. (Switzerland)	Capital goods	2,014	39,579	0.56%
Nasdaq, Inc.	Financials	393	39,060	0.56%
SBA Communications Corp.	Communication services	161	38,928	0.55%
Panasonic Corp. (Japan)	Consumer cyclicals	4,759	38,539	0.55%
Arthur J. Gallagher & Co.	Financials	428	38,304	0.54%
Southern Co. (The)	Utilities and power	615	38,008	0.54%
Nokia OYJ (Finland)	Technology	7,458	37,801	0.54%
Xylem, Inc.	Capital goods	472	37,550	0.53%
Liberty Media Corp.-Liberty Formula One Class C	Consumer cyclicals	882	36,675	0.52%
Vornado Realty Trust	Financials	575	36,604	0.52%
AIA Group, Ltd. (Hong Kong)	Financials	3,855	36,418	0.52%
Koninklijke KPN NV (Netherlands)	Communication services	11,675	36,407	0.52%
American Tower Corp.	Communication services	164	36,359	0.52%
Autodesk, Inc.	Technology	246	36,331	0.52%
Gartner, Inc.	Consumer cyclicals	254	36,274	0.52%
MGM Resorts International	Consumer cyclicals	1,301	36,058	0.51%
Zurich Insurance Group AG (Switzerland)	Financials	94	36,046	0.51%
DBS Group Holdings, Ltd. (Singapore)	Financials	1,988	35,952	0.51%
FedEx Corp.	Transportation	246	35,838	0.51%
IBM Corp.	Technology	242	35,233	0.50%
Anheuser-Busch InBev SA/NV (Belgium)	Consumer staples	370	35,225	0.50%
Ventas, Inc.	Health care	478	34,904	0.50%
Dollar Tree, Inc.	Consumer cyclicals	297	33,905	0.48%
Banco Santander SA (Spain)	Financials	8,316	33,869	0.48%
NiSource, Inc.	Utilities and power	1,128	33,763	0.48%
AstraZeneca PLC (United Kingdom)	Health care	378	33,746	0.48%
Accor SA (France)	Consumer cyclicals	780	32,507	0.46%
ANA Holdings, Inc. (Japan)	Transportation	964	32,383	0.46%
Commonwealth Bank of Australia (Australia)	Financials	591	32,256	0.46%
Compagnie Financiere Richemont SA (Switzerland)	Consumer cyclicals	438	32,145	0.46%
American Express Co.	Financials	271	32,008	0.46%
Crown Castle International Corp.	Communication services	229	31,888	0.45%
Waste Connections, Inc.	Capital goods	346	31,839	0.45%
TransUnion	Consumer cyclicals	388	31,470	0.45%
Nidec Corp. (Japan)	Technology	233	31,233	0.44%
Fidelity National Information Services, Inc.	Technology	234	31,014	0.44%
Charter Communications, Inc. Class A	Communication services	75	30,980	0.44%

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 9/30/19 (Unaudited)
	Swap counterparty/ referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments received by fund	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
	CMBX NA BBB-.6 Index	BBB-/P	$273	$4,000	$338	5/11/63	300 bp — Monthly	$(63)
	CMBX NA BBB-.6 Index	BBB-/P	482	8,000	677	5/11/63	300 bp — Monthly	(191)
	CMBX NA BBB-.6 Index	BBB-/P	926	15,000	1,269	5/11/63	300 bp — Monthly	(335)
	CMBX NA BBB-.6 Index	BBB-/P	912	16,000	1,354	5/11/63	300 bp — Monthly	(434)
	Citigroup Global Markets, Inc.
	CMBX NA BB.6 Index	BB/P	1,050	5,000	779	5/11/63	500 bp — Monthly	275
	CMBX NA BB.6 Index	BB/P	2,215	9,000	1,402	5/11/63	500 bp — Monthly	820
	CMBX NA BB.7 Index	BB/P	278	2,000	143	1/17/47	500 bp — Monthly	137
	CMBX NA BB.7 Index	BB/P	514	4,000	286	1/17/47	500 bp — Monthly	232
	CMBX NA BB.7 Index	BB/P	725	6,000	428	1/17/47	500 bp — Monthly	301
	Credit Suisse International
	CMBX NA A.6 Index	A/P	(39)	35,000	77	5/11/63	200 bp — Monthly	50
	CMBX NA A.7 Index	A-/P	291	7,000	121	1/17/47	200 bp — Monthly	415
	CMBX NA A.7 Index	A-/P	37	1,000	17	1/17/47	200 bp — Monthly	54
	CMBX NA BB.7 Index	BB/P	401	3,000	214	1/17/47	500 bp — Monthly	190
	CMBX NA BBB-.6 Index	BBB-/P	16,256	173,000	14,636	5/11/63	300 bp — Monthly	1,706
	CMBX NA BBB-.7 Index	BBB-/P	632	8,000	125	1/17/47	300 bp — Monthly	512
	CMBX NA BBB-.7 Index	BBB-/P	1,379	21,000	328	1/17/47	300 bp — Monthly	1,062
	Goldman Sachs International
	CMBX NA A.6 Index	A/P	3,382	55,000	121	5/11/63	200 bp — Monthly	3,521
	CMBX NA A.6 Index	A/P	1,868	31,000	68	5/11/63	200 bp — Monthly	1,947
	CMBX NA A.6 Index	A/P	602	26,000	57	5/11/63	200 bp — Monthly	668
	CMBX NA A.6 Index	A/P	753	24,000	53	5/11/63	200 bp — Monthly	814
	CMBX NA A.6 Index	A/P	433	14,000	31	5/11/63	200 bp — Monthly	468
	CMBX NA A.6 Index	A/P	560	11,000	24	5/11/63	200 bp — Monthly	588
	CMBX NA A.6 Index	A/P	468	9,000	20	5/11/63	200 bp — Monthly	491
	CMBX NA A.6 Index	A/P	456	9,000	20	5/11/63	200 bp — Monthly	478
	CMBX NA A.6 Index	A/P	354	7,000	15	5/11/63	200 bp — Monthly	372
	CMBX NA A.6 Index	A/P	263	4,000	9	5/11/63	200 bp — Monthly	273
	CMBX NA A.6 Index	A/P	61	2,000	4	5/11/63	200 bp — Monthly	66
	CMBX NA BBB-.6 Index	BBB-/P	79	1,000	85	5/11/63	300 bp — Monthly	(5)
	CMBX NA BBB-.6 Index	BBB-/P	68	1,000	85	5/11/63	300 bp — Monthly	(16)
	CMBX NA BBB-.6 Index	BBB-/P	156	3,000	254	5/11/63	300 bp — Monthly	(96)
	CMBX NA BBB-.6 Index	BBB-/P	325	3,000	254	5/11/63	300 bp — Monthly	73
	CMBX NA BBB-.6 Index	BBB-/P	248	5,000	423	5/11/63	300 bp — Monthly	(172)
	CMBX NA BBB-.6 Index	BBB-/P	604	7,000	592	5/11/63	300 bp — Monthly	16
	CMBX NA BBB-.6 Index	BBB-/P	772	7,000	592	5/11/63	300 bp — Monthly	183
	CMBX NA BBB-.6 Index	BBB-/P	1,339	11,000	931	5/11/63	300 bp — Monthly	414
	CMBX NA BBB-.6 Index	BBB-/P	774	16,000	1,354	5/11/63	300 bp — Monthly	(572)
	CMBX NA BBB-.6 Index	BBB-/P	4,033	43,000	3,638	5/11/63	300 bp — Monthly	417
	CMBX NA BBB-.6 Index	BBB-/P	3,608	48,000	4,061	5/11/63	300 bp — Monthly	(429)
	CMBX NA BBB-.7 Index	BBB-/P	887	12,000	187	1/17/47	300 bp — Monthly	706
	JPMorgan Securities LLC
	CMBX NA BB.6 Index	BB/P	636	3,000	467	5/11/63	500 bp — Monthly	171
	CMBX NA BB.6 Index	BB/P	635	3,000	467	5/11/63	500 bp — Monthly	170
	CMBX NA A.6 Index	A/P	4,164	181,000	398	5/11/63	200 bp — Monthly	4,622
	CMBX NA A.6 Index	A/P	6	2,000	4	5/11/63	200 bp — Monthly	11
	CMBX NA BB.10 Index	BB-/P	321	4,000	349	5/11/63	500 bp — Monthly	(25)
	CMBX NA BBB-.7 Index	BBB-/P	1,692	14,000	218	1/17/47	300 bp — Monthly	1,481
	Merrill Lynch International
	CMBX NA BBB-.6 Index	BBB-/P	197	2,000	169	5/11/63	300 bp — Monthly	29
	Morgan Stanley & Co. International PLC
	CMBX NA BBB-.6 Index	BBB-/P	968	7,000	592	5/11/63	300 bp — Monthly	380
	CMBX NA A.6 Index	A/P	243	18,000	40	5/11/63	200 bp — Monthly	289
	CMBX NA BB.6 Index	BB/P	737	3,000	467	5/11/63	500 bp — Monthly	272
	CMBX NA BB.6 Index	BB/P	1,478	6,000	935	5/11/63	500 bp — Monthly	549
	CMBX NA BBB-.6 Index	BBB-/P	974	8,000	677	5/11/63	300 bp — Monthly	297

Upfront premium received			60,515		Unrealized appreciation			25,520

Upfront premium (paid)			(39)		Unrealized (depreciation)			(2,338)

	Total		$60,476				Total	$23,182
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at September 30, 2019. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 9/30/19 (Unaudited)
	Swap counterparty/ referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA BB.10 Index	$(209)	$2,000	$174	11/17/59	(500 bp) — Monthly	$(36)
	CMBX NA BB.10 Index	(219)	2,000	174	11/17/59	(500 bp) — Monthly	(47)
	CMBX NA BB.11 Index	(777)	6,000	442	11/18/54	(500 bp) — Monthly	(340)
	CMBX NA BB.11 Index	(189)	2,000	147	11/18/54	(500 bp) — Monthly	(43)
	CMBX NA BB.8 Index	(248)	2,000	233	10/17/57	(500 bp) — Monthly	(17)
	CMBX NA BB.9 Index	(2,890)	28,000	1,658	9/17/58	(500 bp) — Monthly	(1,256)
	CMBX NA BB.9 Index	(258)	4,000	237	9/17/58	(500 bp) — Monthly	(25)
	CMBX NA BB.9 Index	(258)	4,000	237	9/17/58	(500 bp) — Monthly	(25)
	CMBX NA BBB-.6 Index	(1,217)	11,000	931	5/11/63	(300 bp) — Monthly	(292)
	Credit Suisse International
	CMBX NA BB.10 Index	(534)	4,000	349	11/17/59	(500 bp) — Monthly	(188)
	CMBX NA BB.10 Index	(476)	4,000	349	11/17/59	(500 bp) — Monthly	(130)
	CMBX NA BB.10 Index	(249)	2,000	174	11/17/59	(500 bp) — Monthly	(76)
	CMBX NA BB.7 Index	(512)	29,000	4,518	5/11/63	(500 bp) — Monthly	3,982
	CMBX NA BB.7 Index	(1,151)	7,000	500	1/17/47	(500 bp) — Monthly	(657)
	CMBX NA BB.7 Index	(1,291)	7,000	500	1/17/47	(500 bp) — Monthly	(797)
	CMBX NA BB.9 Index	(1,403)	14,000	829	9/17/58	(500 bp) — Monthly	(586)
	Goldman Sachs International
	CMBX NA BB.7 Index	(303)	2,000	143	1/17/47	(500 bp) — Monthly	(162)
	CMBX NA BB.7 Index	(2,234)	11,000	785	1/17/47	(500 bp) — Monthly	(1,457)
	CMBX NA BB.7 Index	(983)	6,000	428	1/17/47	(500 bp) — Monthly	(560)
	CMBX NA BB.9 Index	(108)	1,000	59	9/17/58	(500 bp) — Monthly	(49)
	JPMorgan Securities LLC
	CMBX NA A.7 Index	(169)	8,000	138	1/17/47	(200 bp) — Monthly	(310)
	CMBX NA BB.11 Index	(432)	4,000	295	11/18/54	(500 bp) — Monthly	(141)
	CMBX NA BB.11 Index	(205)	2,000	147	11/18/54	(500 bp) — Monthly	(60)
	CMBX NA BB.11 Index	(199)	2,000	147	11/18/54	(500 bp) — Monthly	(53)
	CMBX NA BB.12 Index	(365)	4,000	316	8/17/61	(500 bp) — Monthly	(52)
	CMBX NA BB.7 Index	(1,519)	12,000	857	1/17/47	(500 bp) — Monthly	(672)
	CMBX NA BBB-.6 Index	(3,588)	35,000	2,961	5/11/63	(300 bp) — Monthly	(644)
	CMBX NA BBB-.7 Index	(1,328)	35,000	546	1/17/47	(300 bp) — Monthly	(800)
	CMBX NA BBB-.7 Index	(145)	4,000	62	1/17/47	(300 bp) — Monthly	(85)
	CMBX NA BBB-.7 Index	(142)	3,000	47	1/17/47	(300 bp) — Monthly	(97)
	Merrill Lynch International
	CMBX NA BB.10 Index	(238)	2,000	174	11/17/59	(500 bp) — Monthly	(65)
	CMBX NA BB.10 Index	(211)	2,000	174	11/17/59	(500 bp) — Monthly	(38)
	CMBX NA BB.9 Index	(614)	6,000	355	9/17/58	(500 bp) — Monthly	(264)
	CMBX NA BB.9 Index	(178)	3,000	178	9/17/58	(500 bp) — Monthly	(2)
	CMBX NA BBB-.7 Index	(328)	4,000	62	1/17/47	(300 bp) — Monthly	(267)
	Morgan Stanley & Co. International PLC
	CMBX NA BBB-.7 Index	(408)	4,000	62	1/17/47	(300 bp) — Monthly	(347)
	CMBX NA BB.10 Index	(210)	2,000	174	11/17/59	(500 bp) — Monthly	(37)
	CMBX NA BB.11 Index	(196)	2,000	147	11/18/54	(500 bp) — Monthly	(51)
	CMBX NA BB.11 Index	(95)	1,000	74	11/18/54	(500 bp) — Monthly	(22)
	CMBX NA BB.7 Index	(1,207)	6,000	428	1/17/47	(500 bp) — Monthly	(783)
	CMBX NA BB.7 Index	(964)	5,000	357	1/17/47	(500 bp) — Monthly	(611)
	CMBX NA BB.7 Index	(605)	3,000	214	1/17/47	(500 bp) — Monthly	(394)
	CMBX NA BB.9 Index	(225)	3,000	178	9/17/58	(500 bp) — Monthly	(50)
	CMBX NA BB.9 Index	(86)	1,000	59	9/17/58	(500 bp) — Monthly	(27)
	CMBX NA BB.9 Index	(88)	1,000	59	9/17/58	(500 bp) — Monthly	(30)

Upfront premium received		—			Unrealized appreciation		3,982

	Upfront premium (paid)	(29,254)			Unrealized (depreciation)		(12,645)

	Total	$(29,254)				Total	$(8,663)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

	CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 9/30/19 (Unaudited)
	Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments received by fund	Unrealized appreciation/ (depreciation)
	NA HY Series 33 Index	B+/P	$(39,307)	$586,000	$39,307	12/20/24	500 bp — Quarterly	$245
	NA IG Series 33 Index	BBB+/P	(28,525)	1,400,000	27,832	12/20/24	100 bp — Quarterly	(421)

	Total		$(67,832)					$(176)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at September 30, 2019. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 9/30/19 (Unaudited)
	Referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
	NA HY Series 33 Index	$85,005	$1,278,000	$85,724	12/20/24	(500 bp) — Quarterly	$(1,252)

	Total	$85,005					$(1,252)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

Key to holding's currency abbreviations
AUD	Australian Dollar
EUR	Euro
JPY	Japanese Yen
USD / $	United States Dollar
Key to holding's abbreviations
ARP	Adjustable Rate Preferred Stock: the rate shown is the current interest rate at the close of the reporting period
DAC	Designated Activity Company
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
GDR	Global Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
PO	Principal Only
TBA	To Be Announced Commitments
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2019 through September 30, 2019 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $125,039,685.
(NON)	This security is non-income-producing.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer. The rate shown in parenthesis is the rate paid in kind, if applicable.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC, and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 12/31/18	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 9/30/19
Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$—	$7,425,439	$7,027,039	$15,946	$398,400
	Putnam Short Term Investment Fund**	16,270,462	15,057,408	12,437,870	295,214	18,890,000

	Total Short-term investments	$16,270,462	$22,482,847	$19,464,909	$311,160	$19,288,400
* No management fees are charged to Putnam Cash Collateral Pool, LLC. There were no realized or unrealized gains or losses during the period.
# The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund received cash collateral of $398,400, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $391,227.
** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $372,922.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $55,848.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
At the close of the reporting period, the fund maintained liquid assets totaling $10,090,263 to cover certain derivative contracts and delayed delivery securities.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk, to gain exposure to interest rates, to hedge against changes in values of securities it owns, owned or expects to own, to hedge prepayment risk, to generate additional income for the portfolio, to enhance the return on a security owned, to enhance the return on securities owned, to gain exposure to securities and to manage downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts to manage exposure to market risk, to hedge prepayment risk, to hedge interest rate risk, to gain exposure to interest rates and to equitize cash.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as“variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk and to gain exposure to currencies.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk, to gain exposure on interest rates and to hedge prepayment risk.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries, to manage exposure to specific securities, to gain exposure to a basket of securities, to gain exposure to specific markets or countries and to gain exposure to specific sectors or industries.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to hedge market risk and to gain exposure on individual names and/or baskets of securities.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $115,484 at the close of the reporting period.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $100,682 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund at period end for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$2,283,592	$—	$—
Capital goods	4,722,772	—	—
Communication services	3,944,643	—	—
Conglomerates	593,292	—	—
Consumer cyclicals	9,570,057	—	—
Consumer staples	6,967,104	—	—
Energy	3,140,295	—	721
Financials	12,657,575	—	—
Health care	8,856,933	—	—
Technology	16,120,753	—	—
Transportation	1,772,651	—	—
Utilities and power	2,963,129	11,771	—

Total common stocks	73,592,796	11,771	721
Asset-backed securities	—	394,282	—
Convertible bonds and notes	—	4,581	—
Convertible preferred stocks	—	19,181	200
Corporate bonds and notes	—	19,661,578	23
Foreign government and agency bonds and notes	—	259,059	—
Mortgage-backed securities	—	1,959,473	—
Preferred stocks	—	17,823	—
Purchased options outstanding	—	34,193	—
Senior loans	—	151,824	—
U.S. government and agency mortgage obligations	—	13,151,680	—
Short-term investments	18,890,000	964,078	—

Totals by level	$92,482,796	$36,629,523	$944
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$(48,241)	$—
Futures contracts	(242,784)	—	—
Written options outstanding	—	(11,969)	—
TBA sale commitments	—	(1,015,000)	—
Interest rate swap contracts	—	(3,700)	—
Total return swap contracts	—	117,886	—
Credit default contracts	—	(35,304)	—

Totals by level	$(242,784)	$(996,328)	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased currency option contracts (contract amount)	$2,500,000
Written currency option contracts (contract amount)	$2,700,000
Futures contracts (number of contracts)	300
Forward currency contracts (contract amount)	$24,800,000
Centrally cleared interest rate swap contracts (notional)	$10,400,000
OTC total return swap contracts (notional)	$15,200,000
OTC credit default contracts (notional)	$1,300,000
Centrally cleared credit default contracts (notional)	$3,500,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com